             As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-86408
                                                    '40 Act File No. 812-9326-01
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933 [X]


                         POST EFFECTIVE AMENDMENT NO. 2


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]


                                 AMENDMENT NO. 2


                        NATIONWIDE VA SEPARATE ACCOUNT-B
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

       This Post-Effective amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

/ / immediately upon filing pursuant to paragraph (b) of Rule 485


/X/ on January 5, 1996 pursuant to paragraph (b) of Rule 485


/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on (date) pursuant to paragraph (a) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22, 1995.
================================================================================

                                    1 of 79                             REDLINED

                       SUPPLEMENT DATED JANUARY 5, 1996 TO
                        PROSPECTUS DATED JULY 1, 1995 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - B

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

I. EFFECTIVE JANUARY 5, 1996, THE FOLLOWING UNDERLYING MUTUAL FUNDS WILL BE AVAILABLE IN THE NATIONWIDE VA SEPARATE ACCOUNT-B:

             Nationwide Separate Account Trust - Small Company Fund
       Strong Variable Insurance Funds, Inc. - International Stock Fund II

Accordingly, the "Summary of Contract Expenses" section located in the Prospectus is hereby amended to include the following expense information:

----------------------------------------------------------------------------------------------------
                                           Management Fees      Other Expenses      Total Expenses
----------------------------------------------------------------------------------------------------
NSAT - Small Company Fund                       1.00%                0.25%              1.25%
----------------------------------------------------------------------------------------------------
Strong - International Stock Fund II            1.00%                1.05%              2.05%
----------------------------------------------------------------------------------------------------

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your Contract   If you do not surrender your   If you annuitize your Contract
                                      at the end of the applicable     Contract at the end of the     at the end of the applicable
                                              time period               applicable time period                time period
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
NSAT - Small Company Fund             28      87     148      313      28      87     148     313     *       87     148      313
------------------------------------------------------------------------------------------------------------------------------------
Strong-International Stock Fund II    37     112     189      390      37     112     189     390     *      112     189      390
------------------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

II. "APPENDIX B" OF THE PROSPECTUS IS ALSO AMENDED TO INCLUDE THE FOLLOWING INFORMATION REGARDING THE MUTUAL FUNDS:

NATIONWIDE SEPARATE ACCOUNT TRUST

     Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objective. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.




                                    2 of 79

-SMALL COMPANY FUND

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a mutual fund. Incorporated in Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life and annuity contracts. Strong Capital Management Inc. (the "Advisor") is the investment advisor to the Funds.

-INTERNATIONAL STOCK FUND II

Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

III. THE INFORMATION REGARDING THE STRONG SPECIAL FUND II, INC. WHICH MAY BE FOUND IN "APPENDIX B" OF YOUR PROSPECTUS IS HEREBY AMENDED AS FOLLOWS:

STRONG SPECIAL FUND II, INC.

     The Strong Special Fund II, Inc. ("Special Fund II") is a diversified, open-end management company commonly called a mutual fund. The Special Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

-SPECIAL FUND II

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

IV. THE SEVENTH PARAGRAPH OF THE "SYNOPSIS" SECTION AND THE LAST SENTENCE OF THE "PREMIUM TAXES" SECTION LOCATED IN THE PROSPECTUS IS HEREBY AMENDED BY ADDING THE FOLLOWING:

     The Company will waive any Contract deduction for any Premium Taxes assessed by the State of Pennsylvania for any Purchase Payments received by the Company on or after January 5, 1996. The Company reserves the right to implement and adjust the Premium Tax charge in the future if the Pennsylvania Premium Tax laws change.

V. THE "CONTINGENT DEFERRED SALES CHARGE" SECTION OF THE PROSPECTUS IS HEREBY AMENDED BY ADDING THE FOLLOWING:

     When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or (b), where (a) is:

       The amount which would otherwise be available for withdrawal without application of a Contingent Deferred Sales Charge;

     and where (b) is:

       The difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.




                                    3 of 79

                NATIONWIDE LIFE AND ANNUITY VA SEPARATE ACCOUNT-B
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                            PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item     1. Cover page........................................................................     5
    Item     2. Definitions.......................................................................     6
    Item     3. Synopsis or Highlights............................................................    12
    Item     4. Condensed Financial Information...................................................   N/A
    Item     5. General Description of Registrant, Depositor, and Portfolio Companies.............    12
    Item     6. Deductions and Expenses...........................................................    14
    Item     7. General Description of Variable Annuity Contracts.................................    14
    Item     8. Annuity Period....................................................................    17
    Item     9. Death Benefit and Distributions...................................................    19
    Item    10.  Purchases and Contract Value.....................................................    23
    Item    11.  Redemptions......................................................................    24
    Item    12.  Taxes............................................................................    26
    Item    13.  Legal Proceedings................................................................    29
    Item    14.  Table of Contents of the Statement of Additional Information.....................    29

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item    15.  Cover Page.......................................................................    36
    Item    16.  Table of Contents................................................................    36
    Item    17.  General Information and History..................................................    36
    Item    18.  Services.........................................................................    36
    Item    19.  Purchase of Securities Being Offered.............................................    36
    Item    20.  Underwriters.....................................................................    36
    Item    21.  Calculation of Performance Information...........................................    36
    Item    22.  Annuity Payments.................................................................    37
    Item    23.  Financial Statements.............................................................    38

Part C     OTHER INFORMATION
    Item    24.  Financial Statements and Exhibits................................................    58
    Item    25.  Directors and Officers of the Depositor..........................................    60
    Item    26.  Persons Controlled by or Under Common Control with the Depositor or Registrant...    62
    Item    27.  Number of Contract Owners........................................................    73
    Item    28.  Indemnification..................................................................    73
    Item    29.  Principal Underwriter............................................................    73
    Item    30.  Location of Accounts and Records.................................................    77
    Item    31.  Management Services..............................................................    77
    Item    32.  Undertakings.....................................................................    77


                                    4 of 79

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE VA SEPARATE ACCOUNT-B
                OF NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

     The Individual Deferred Variable Annuity Contracts described in this Prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to Individual Deferred Variable Annuity Contracts shall also mean certificates issued under Group Flexible Fund Retirement Contracts. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

     Purchase payments are allocated to the Nationwide VA Separate Account-B ("Variable Account"), a separate account of Nationwide Life and Annuity Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Fund options:

                           AVAILABLE FOR ALL CONTRACTS
                     AMERICAN CAPITAL LIFE INVESTMENT TRUST
                American Capital Real Estate Securities Portfolio

                                     DREYFUS
    Dreyfus Stock Index Fund        The Dreyfus Socially Responsible Growth Fund

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Equity-Income Portfolio    Growth Portfolio     High Income Portfolio*    Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
        Asset Manager Portfolio                      Contrafund Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
Capital Appreciation Fund      Government Bond Fund          Money Market Fund
                                Total Return Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                     (FORMERLY "ADVISERS MANAGEMENT TRUST")
  Growth Portfolio       Limited Maturity Bond Portfolio      Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Oppenheimer Bond Fund                 Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                     STRONG VARIABLE INSURANCE PRODUCTS FUND
   Strong Discovery Fund II, Inc.                   Strong Special Fund II, Inc.

     TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.
     TCI Balanced                    TCI Growth                TCI International

      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
     Worldwide Bond Fund                      Gold and Natural Resources Fund
 (Formerly Global Bond Fund)

                              WARBURG PINCUS TRUST

 International Equity Portfolio                   Small Company Growth Portfolio

     This Prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide VA Separate Account-B before investing. You should read it and keep it for future reference. A Statement of Additional Information dated July 1, 1995, containing further information about the Contracts and the Nationwide VA Separate Account-B has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life and Annuity Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 1, 1995, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 25 OF THE PROSPECTUS.

                  THE DATE OF THIS PROSPECTUS IS JULY 1, 1995.

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

                                    5 of 79

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments during Annuitization and upon whose life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of the Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence, as originally shown on the Contract Data Page of the Contract unless changed by the Owner.

ANNUITY PAYMENT OPTION- The method for making annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person who may receive certain benefits under the Contract upon the death of the Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE-The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT- The Contingent Annuitant is the person designated to be the Annuitant if the Annuitant is not living at the Annuitization Date. If a Contingent Annuitant is named, all provisions of the Contract which are based on the death of the Annuitant prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and the Contingent Annuitant.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER- A Contingent Owner, if named, may succeed to the rights of Contract Owner upon the Contract Owner's death before Annuitization.

CONTRACT- The Individual Deferred Variable Annuity Contract described in his prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, or the Annuity Commencement Date.

CONTRACT VALUE- The Variable Account Contract Value.

CONTRACT YEAR- Each year commencing with the Date of Issue, and each Contract Anniversary thereafter shall be a Contract Year.

DATE OF ISSUE- The date shown as the Date of Issue on the Contract Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Annuitant prior to the Annuitization Date. This benefit does not apply upon the death of the Contract Owner when the Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DISTRIBUTION- A Distribution is any payment of part or all of the Contract
Value.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

INDIVIDUAL RETIREMENT ANNUITY- An annuity which qualifies for treatment under
Section 408 of the Internal Revenue Code.

JOINT OWNER- The Joint Owner, if any, possesses an individual interest in the entire Contact in conjunction with the Owner. IF A JOINT OWNER IS NAMED, REFERENCES TO "CONTRACT OWNER" or "OWNER" IN THIS PROSPECTUS WILL APPLY TO BOTH THE OWNER AND JOINT OWNER. JOINT OWNERS MUST BE SPOUSES AT THE TIME JOINT OWNERSHIP IS REQUESTED.

                                    6 of 79

MUTUAL FUNDS (FUNDS) - The registered management investment companies, in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACTS- Contracts other than Qualified Contracts, Individual Retirement Annuities or Tax Sheltered Annuities.

NON-QUALIFIED PLANS- Retirement Plans which do not receive favorable tax treatment under the provisions of the Internal Revenue Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

QUALIFIED CONTRACTS- Contracts issued under Qualified Plans.

QUALIFIED PLANS- Retirement Plans which receive favorable tax treatment under the provisions of the Internal Revenue Code, including those described in
Section 401 and 403(a) of the Internal Revenue Code.

TAX SHELTERED ANNUITY- An annuity which qualifies for treatment under Section 403(b) of the Internal Revenue Code of 1986, as amended.

VALUATION DATE- Each day the New York Stock Exchange and the Company's home office is open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- A separate investment account of the Company into which Variable Account purchase payments are allocated.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                    7 of 79

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................................................................     2
SUMMARY OF CONTRACT EXPENSES......................................................................     5
SYNOPSIS..........................................................................................     8
CONDENSED FINANCIAL INFORMATION...................................................................   N/A
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.....................................................     8
THE VARIABLE ACCOUNT..............................................................................     8
         Underlying Mutual Fund Options...........................................................     9
         Voting Rights............................................................................     9
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS.................................    10
         Mortality Risk Charge....................................................................    10
         Expense Risk Charge......................................................................    10
         Administration Charge....................................................................    10
         Premium Taxes............................................................................    10
         Expenses of Variable Account.............................................................    10
         Investments of the Variable Account......................................................    10
         Right to Revoke..........................................................................    11
         Transfers................................................................................    11
         Assignment...............................................................................    11
         Loan Privilege...........................................................................    11
         Contingent Owner and Beneficiary Provisions..............................................    12
         Ownership Provisions.....................................................................    13
         Substitution of Securities...............................................................    13
         Contract Owner Inquiries.................................................................    13
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT...........................................................    13
         Value of an Annuity Unit.................................................................    14
         Assumed Investment Rate..................................................................    14
         Frequency and Amount of Annuity Payments.................................................    14
         Annuity Commencement Date................................................................    14
         Change in Annuity Commencement Date......................................................    14
         Change in Form of Annuity................................................................    14
         Annuity Payment Options..................................................................    14
         Death of Contract Owner..................................................................    15
         Death Benefit at Death of Annuitant Prior to the Annuitization Date......................    16
         Death Benefit After the Annuitization Date...............................................    16
         Required Distribution for Qualified Plans or Tax Sheltered Annuities.....................    16
         Required Distributions for Individual Retirement Annuities...............................    17
         Generation-Skipping Transfers............................................................    17
GENERAL INFORMATION...............................................................................    18
         Contract Owner Services..................................................................    18
         Statements and Reports...................................................................    18
         Allocation of Purchase Payments and Contract Value.......................................    19
         Value of a Variable Account Accumulation Unit............................................    19
         Net Investment Factor....................................................................    19
         Valuation of Assets......................................................................    20
         Determining the Contract Value...........................................................    20
         Surrender (Redemption)...................................................................    20
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract......................    21
         Taxes....................................................................................    21
         Non-Qualified Contracts..................................................................    22
         Diversification..........................................................................    23
         Charge for Tax Provisions................................................................    23
         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and
           Tax Sheltered Annuities................................................................    23
         Advertising..............................................................................    23
LEGAL PROCEEDINGS.................................................................................    25
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION.....................................    25
APPENDIX A........................................................................................    26
APPENDIX B........................................................................................    27

                                    8 of 79

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge ......................        0%
                                                                          -----

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE ...........................    $   0
                                                                          -----


VARIABLE ACCOUNT ANNUAL EXPENSES
       Mortality and Expense Risk Charges ............................     1.25%
                                                                          -----
       Administration Charge .........................................     0.20%
                                                                          -----
       Total Variable Account Annual Expenses ........................     1.45%
                                                                          -----

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)

             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
American Capital Real Estate Securities               1.00%                0.00%                1.00%
Portfolio
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                              0.14%                0.26%                0.40%
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund          0.00%                0.25%                0.25%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-Equity-Income Portfolio                  0.52%                0.06%                0.58%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-Growth Portfolio                         0.62%                0.07%                0.69%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-High Income Portfolio                    0.61%                0.10%                0.71%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-Overseas Portfolio                       0.77%                0.15%                0.92%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II-Asset Manager Portfolio               0.72%                0.07%                0.79%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II-Contrafund Portfolio                  0.62%                0.27%                0.89%
-------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                        0.50%                0.06%                0.56%
-------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                             0.50%                0.01%                0.51%
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                0.50%                0.04%                0.54%
-------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                0.50%                0.02%                0.52%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                           0.79%                0.12%                0.91%
Management Trust-Growth Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                           0.60%                0.13%                0.73%
Management Trust-Limited Maturity Bond
Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                           0.80%                0.50%                1.30%
Management Trust-Partners Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer-Bond Fund                                 0.75%                0.06%                0.81%
-------------------------------------------------------------------------------------------------------------
Oppenheimer-Global Securities Fund                    0.75%                0.20%                0.95%
-------------------------------------------------------------------------------------------------------------
Oppenheimer-Multiple Strategies Fund                  0.74%                0.05%                0.79%
-------------------------------------------------------------------------------------------------------------
Strong Discovery Fund II, Inc.                        1.00%                0.21%                1.21%
-------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                          1.00%                0.10%                1.10%
-------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Balanced                           1.00%                0.00%                1.00%
-------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Growth                             1.00%                0.00%                1.00%
-------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI International                      1.50%                0.00%                1.50%
-------------------------------------------------------------------------------------------------------------
Van Eck-Worldwide Bond Fund                           0.75%                0.18%                0.93%
-------------------------------------------------------------------------------------------------------------
Van Eck-Gold and Natural Resources Fund               0.75%                0.21%                0.96%
-------------------------------------------------------------------------------------------------------------
Warburg Pincus-International Equity Portfolio         1.00%                0.44%                1.44%
-------------------------------------------------------------------------------------------------------------
Warburg Pincus-Small Company Growth Portfolio         0.90%                0.35%                1.25%
-------------------------------------------------------------------------------------------------------------

(1) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from contract values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account.

                                    9 of 79

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

---------------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract        If you do not surrender       If you annuitize your Contract
                               at the end of the applicable     your Contract at the end of the    at the end of the applicable
                                       time period                  applicable time period                 time period
---------------------------------------------------------------------------------------------------------------------------------
                              1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.   1 Yr.   3 Yrs   5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
American Capital Real           26      79      135      287      26      79      135      287      *      79      135      287
Estate Securities
Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund        19      60      103      223      19      60      103      223      *      60      103      223
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            18      55       95      207      18      55       95      207      *      55       95      207
Responsible Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Fidelity                        21      66      113      243      21      66      113      243      *      66      113      243
VIP-Equity-Income
Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-Growth             22      69      119      255      22      69      119      255      *      69      119      255
Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-Overseas           25      77      131      279      25      77      131      279      *      77      131      279
Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-High Income        23      70      120      257      23      70      120      257      *      70      120      257
Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund               24      72      124      265      24      72      124      265      *      72      124      265
II-Asset Manager Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund               25      76      129      276      25      76      129      276      *      76      129      276
II-Contrafund Portfolio
---------------------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation       21      65      112      241      21      65      112      241      *      65      112      241
Fund
---------------------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund       21      64      109      235      21      64      109      235      *      64      109      235
---------------------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund          21      65      111      239      21      65      111      239      *      65      111      239
---------------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund          21      64      110      236      21      64      110      236      *      64      110      236
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman              25      76      130      278      25      76      130      278      *      76      130      278
Advisers Management
Trust-Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman              23      71      121      259      23      71      121      259      *      71      121      259
Advisers Management
Trust-Limited Maturity
Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman              29      88      151      318      29      88      151      318      *      88      151      318
Advisers Management
Trust-Partners Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer-Bond Fund           24      73      125      267      24      73      125      267      *      73      125      267
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer-Global              25      77      132      282      25      77      132      282      *      77      132      282
Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer-Multiple            24      72      124      265      24      72      124      265      *      72      124      265
Strategies Fund
---------------------------------------------------------------------------------------------------------------------------------

                                    10 of 79

---------------------------------------------------------------------------------------------------------------------------------
                             If you surrender your Contract      If you do not surrender your    If you annuitize your Contract
                              at the end of the applicable        Contract at the end of the      at the end of the applicable
                                      time period                  applicable time period                time period
---------------------------------------------------------------------------------------------------------------------------------
                             1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.   1 Yr.  3 Yrs    5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.   5 Yrs.   10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
Strong Discovery Fund II,      28      86      146      309      28      86      146      309      *      86      146      309
Inc.
---------------------------------------------------------------------------------------------------------------------------------
Strong Special Fund II,        27      82      140      298      27      82      140      298      *      82      140      298
Inc.
---------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI             26      79      135      287      26      79      135      287      *      79      135      287
Balanced
---------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Growth      26      79      135      287      26      79      135      287      *      79      135      287
---------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI             31      95      161      338      31      95      161      338      *      95      161      338
International
---------------------------------------------------------------------------------------------------------------------------------
Van Eck-Worldwide Bond         25      77      131      280      25      77      131      280      *      77      131      280
Fund
---------------------------------------------------------------------------------------------------------------------------------
Van Eck-Gold and Natural       25      78      133      283      25      78      133      283      *      78      133      283
Resources Fund
---------------------------------------------------------------------------------------------------------------------------------
Warburg                        30      93      158      332      30      93      158      332      *      93      158      332
Pincus-International
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus-Small           28      87      148      313      28      87      148      313      *      87      148      313
Company Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly when investing in the Contract. The expenses of the Nationwide VA Separate Account-B as well as those of the underlying Mutual Fund options are reflected in the Example. For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more and complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the Mutual Funds' prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    11 of 79

                                    SYNOPSIS

     The Company does not deduct a sales charge from purchase payments made for these Contracts. Nor is any sales charge deducted upon the surrender of the Contract.

     The Company assesses an Administration Charge equal to an annual rate of 0.20% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Administration Charge").

     The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

     The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

     The initial Purchase Payment must be at least $15,000 and subsequent purchase payments at least $1000. The cumulative total of all purchase payments under a Contract may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

     If the Contract Value at the Annuitization Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50 (see "Frequency and Amount of Annuity Payments").

     Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable at the time purchase payments are made, the premium tax deduction will be made from the Contract prior to allocation to any underlying Mutual Fund option (see "Premium Taxes").

     To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this Prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments (see "Right to Revoke").

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

     The Financial Horizons Life Insurance Company, a stock life insurance company organized under the laws of the State of Ohio, was established in February, 1981. Pursuant to a resolution by the Company's Board of Directors, the name Financial Horizons Life Insurance Company has been changed to Nationwide Life and Annuity Insurance Company. The Company is a member of the "Nationwide Insurance Enterprise", with its home office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers certain life insurance products and annuities.

                              THE VARIABLE ACCOUNT

     The Variable Account was established as Financial Horizons VA Separate Account-2 by the Company on March 6, 1991, pursuant to the provisions of Ohio law. The name of the Variable Account was changed to Nationwide VA Separate Account-B pursuant to a resolution by the Board of Directors. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

                                    12 of 79

     Purchase payments are allocated within the Variable Account among one or more sub-accounts made up of shares in the underlying Mutual Funds designated by the Contract Owner. There are two sub-accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such sub-account contains the underlying Mutual Funds shares attributable to Accumulation Units under Qualified Contracts and one such sub-account contains the underlying Mutual Funds shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

     Contract Owners may choose from among a number of different underlying Mutual Fund options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund). More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this Prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life and Annuity Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

     The underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

VOTING RIGHTS

     Voting rights under the Contracts apply ONLY with respect to purchase payments or accumulated amounts allocated to the Variable Account.

     In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from persons whose Contract Value is measured by units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which is attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable share of the underlying Mutual Funds.

     The number of shares held in the Variable Account which is attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value of one share.

     The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

     Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

     Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions with respect to the proportion of the underlying Mutual Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                                    13 of 79

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

     The Company assumes a "mortality risk" that variable annuity payments will not be affected by the death rates of persons receiving such payments or of the general population by virtue of annuity rates incorporated in the Contract which cannot be changed.

     For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

     The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

ADMINISTRATION CHARGE

     The Company assesses an Administration Charge equal to an annual rate of 0.20% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each sub-account in the same proportion that the Contract Value in each sub-account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon purchase payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at annuitization, or (3) in those states which require, at the time purchase payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

     The Variable Account is responsible for the following types of Expenses:
(1) administration expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk expense of guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk associated with guaranteeing expenses through the deduction by the Company of the Mortality Risk, Expense Risk and Administration Charges described above. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

     Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each of the underlying Mutual Funds' prospectuses.

INVESTMENTS OF THE VARIABLE ACCOUNT

     At the time of purchase each Contract Owner elects to have purchase payments attributable to his participation in the Variable Account allocated among one or more of the sub-accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Funds specified by the Contract Owner are purchased at net asset value for the respective sub-account(s) and converted into Accumulation Units. At the time of Application, the Contract Owner designates the underlying Mutual Funds to which he desires to have purchase payments allocated. Such election is subject to any minimum purchase payment limitations which may be imposed by the underlying Mutual Funds designated. The Contract Owner may change the election as to allocation of purchase payments or may elect to exchange amounts among the sub-account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

                                    14 of 79

RIGHT TO REVOKE

     The Contract Owner may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this Prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this Prospectus.

     The liability of the Variable Account under this provision is limited to the Contract Value in each sub-account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

     Transfers among sub-account underlying Mutual Fund options are permitted 12 times per year. The Owner's value in each sub-account will be determined as of the date the transfer request is received in good order in the home office.

     Transfers among the sub-accounts may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect this privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

ASSIGNMENT

     Where permitted, the Contract Owner may assign the Contract at any time during the lifetime of the Annuitant. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

     Any portion of Contract Value which is pledged or assigned shall be treated as a distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Individual Retirement Annuities, Individual Retirement Accounts and Tax Sheltered Annuities are not eligible for assignment.

LOAN PRIVILEGE

     Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Internal Revenue Code ("Code"), which impose restrictions on loans.

     Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period.

                                    15 of 79

Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

     For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

     All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

     Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

     If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

     If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distribution under the Contract and paid to the Company. Any loan payment which is not made when due, plus interest will be treated as a distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty.

     Loans may also be limited or controlled by the provisions of the employer's plan.

     Loan repayments must be identified as such or else they will be treated as purchase payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

CONTINGENT OWNER AND BENEFICIARY PROVISIONS

     The Contingent Owner is the person or persons who may receive certain benefits under the Contract in the event the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interests of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date, by written notice to the Company. The change, upon receipt and recording by the Company at its home office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

     The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the

                                    16 of 79

Annuitant, all rights and interests of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change, upon receipt by the Company at its home office, will take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

OWNERSHIP PROVISIONS

     Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The Contract Owner(s) retains sole rights in the Contract upon the other's death prior to the Annuitization Date. Unless otherwise provided, when Joint Owner(s) are named, the exercise of any ownership right in the Contract (including the right to surrender or partially surrender the Contract, to change the Owner, the Contingent Owner, the Annuitant, the Contingent Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written indication of an intent to exercise that right, which must be signed by both the Owners. Joint Owners must be spouses at the time joint ownership is requested.

     If a Contract Owner dies prior to the Annuitization Date and the Contract Owner and the Annuitant are not the same person, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Annuitant (regardless of whether the Annuitant is also the Contract Owner) dies prior to the Annuitization Date, ownership will be determined in accordance with the "Death of Annuitant Prior to the Annuitization Date" provision. On and after the Annuitization Date, the Contract Owner is the Annuitant.

     Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (See "Taxes"). Any change of Contract Owner will automatically revoke any prior Contract Owner designation. Any request for change of Contract Owner must be (1) made by proper written application, (2) received and recorded by the Company at it home office, and (3) may include a signature guarantee as specified in the "Surrender" provision. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change, upon receipt and recording by the Company at the home office, will take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

     The Contract Owner may request a change in the Annuitant or Contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner and the person to be named as Annuitant or Contingent Annuitant. Any such change is subject to underwriting and approval by the Company.

SUBSTITUTION OF SECURITIES

     If the shares of the underlying Mutual Funds described in this Prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future by purchase payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

     Contract Owner inquiries may be directed to Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

     At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected in accordance with the Annuity Table in the Contract.

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     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

     The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a sub-account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

     A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount in one lump sum in lieu of annuity payments. In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50.

ANNUITY COMMENCEMENT DATE

     The Contract Owner selects an Annuity Commencement Date at the time of Application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

     The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

     If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 86th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

CHANGE IN FORM OF ANNUITY

     The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

     Any of the following Annuity Payment Options may be elected:

     Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE


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     THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED
     BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

     Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

     (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

     (2) If a Beneficiary is the payee, the present value, computed as of the date on which notice of death is received by the Company at its home office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, commuted at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

     Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

     If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Qualified Plan Contracts, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum distribution requirements set forth in the Plan, Contract, or Internal Revenue Code.

DEATH OF CONTRACT OWNER

     In the event the Contract Owner dies, the following rules will apply in those situations where the Contract was not issued in connection with a Qualified Plan, Tax Sheltered Annuity or Individual Retirement Annuity:

(1) If the Contract Owner and the Annuitant are not the same person and the Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If no Joint Owner is name (or if the Joint Owner predeceases the Contract Owner), then the Contingent Owner becomes the new Contract Owner. If no Contingent Owner is named (or if the Contingent Owner becomes the new Contract Owner. If no Contingent Owner is named (or if the Contingent Owner predeceases the Contract Owner), then the Contract Owner's estate becomes the Contract Owner. Unless the new Contract Owner is the prior Contract Owner's spouse, the entire interest in the Contract, less applicable deductions, must be distributed within five years of the prior Contract Owner's death. The new Contract Owner may elect to receive distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the prior Contract Owner's death. If the new Contract Owner is the spouse of the prior Contract Owner, when the Contract may be continued without any required Distribution.

(2) If the Annuitant (regardless of whether the Annuitant is also the Contract Owner) dies prior to the Annuitization Date, a Death Benefit will be payable in accordance with the "Death of Annuitant Prior to the Annuitization Date" provision below.

(3) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of distribution being used as of the date of the Contract Owner/Annuitant's death.

     If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a distribution pursuant to Section (1) above, regardless of whether a Contingent Annuitant has also been named. The distribution will take the form of either:

     (a) the Death Benefit described below under the "Death Benefit of Annuitant Prior to the Annuitization Date" (if the Annuitant has died and there is no Contingent Annuitant), or, in all other cases,


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     (b)  the benefit described in Section (1) above, except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in Section (1) above.

     Qualified Contracts, Individual Retirement Annuities or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Internal Revenue Code concerning distributions upon the death of the Owner Annuitant.

DEATH BENEFIT AT DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

     If the Annuitant dies prior to the Annuitization Date, a Death Benefit is payable unless the Contract Owner has also named a Contingent Annuitant, in which case the Death Benefit is payable upon the death of the last survivor of the Annuitant and Contingent Annuitant. The Death Benefit is payable to the Beneficiary. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit is payable to the Contingent Beneficiary. If no Contingent Beneficiary is named (or if the Contingent Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to Contract Owner or the Contract Owner's estate.

     The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing the following: (1) due proof of the Annuitant's death; and (2) an election for either (a) a single sum payment or (b) an Annuity Payment Option; and (3) any form required by state insurance laws. If single sum payment is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefit. If an Annuity Payment Option is requested, election must be made by the Contract Owner during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid in a single sum payment. If the Designated Annuitant dies prior to his or her 86th birthday, the value of the Death Benefit will be the greater of (1) the sum of all Purchase Payments, made to the Contract less any amounts surrendered, (2) the Contract Value, or (3) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary. If the Designated Annuitant dies on or after his or her 86th birthday, then the Death Benefit will be equal to the Contract Value.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

     The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Internal Revenue Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

     A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

     B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary.

     If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as defined in Code Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

     If the Owner dies prior to the commencement of his or her distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless:


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(a)  In the case of a Tax Sheltered Annuity, the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

     (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

     (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

     If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

     Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

     Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or Designated Beneficiary, or (b) a period not extending beyond the Owner's life expectancy or the life expectancy of the Owner and the Owner's spouse or designated Beneficiary.

     If the Owner dies prior to the commencement of his or her distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

     (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

     (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

     If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse beneficiary may elect to treat the contract as his or her own, in the same manner as is described in Section (a)(i) above.

     If the amounts distributed do not satisfy the distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

     A pro-rata portion of all distributions will be included in the gross income of the person receiving the distribution and taxed at ordinary income tax rates. The portion of the distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.


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     Individual Retirement Annuity distributions will not receive the benefit of the tax treatment of a lump sum distribution from a Qualified Plan. If the Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

     The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Internal Revenue Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Internal Revenue Code.

     A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

     ASSET REBALANCING-The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options or a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of purchase payments. An Asset Rebalancing request must be made in writing on a form provided by the Company.

     Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Internal Revenue Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss a specific Contract.

     The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Contract Owners, however, any such discontinuation would not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

     DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer from the Money Market sub-account or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account or the Limited Maturity Bond Portfolio sub-account. The minimum monthly Dollar Cost Averaging transfer is $100. A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

     The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners however; any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

     SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all sub-accounts in which the Contract Owner has an interest. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

     The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice to Contract Owners however; any such discontinuation would not affect any Systematic Withdrawal


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programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

     The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional purchase payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurate unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

     Purchase payments are allocated to one or more sub-accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

     The initial first year purchase payment must be at least $15,000 and additional payments, if any, must be at least $1,000. The Company, however, reserves the right to lower this $1,000 purchase payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease purchase payments or change the frequency of payment. The Contract Owner is not obligated to continue purchase payments in the amount or at the frequency elected. There are no penalties for failure to continue purchase payments.

     The cumulative total of all purchase payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

     THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

     The initial purchase payment allocated to designated sub-accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase if the Application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the purchase payment for up to 5 business days while attempting to complete an incomplete Application. If the Application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the purchase payment until the Application is made complete. Thereafter, the purchase payment will be priced within 2 business days.

     Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

     The value of a Variable Account Accumulation Unit for each sub-account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:


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(a)  is:

     (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.45 % of the daily net asset value of the Variable Account.

     For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves.

VALUATION OF ASSETS

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

     The sum of the value of all Variable Account Accumulation Units attributable to the Contract is the Contract Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the purchase payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account will be deducted.

SURRENDER (REDEMPTION)

     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper Written Application" means that the surrender must be requested in writing by the Contract Owner, satisfy all good order requirements, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving joint owner), the Company will require additional documentation of a customary nature.

     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account to equal the gross dollar amount requested. In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all sub-accounts in which the Contract Owner has an interest.

     The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's home office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of purchase payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

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     Certain redemption restrictions also apply to Contracts issued under the
Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A participant under the Louisiana Optional Retirement Plan may take a distribution from the Contract only in the event of retirement or termination of employment. A participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940 and to participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

     Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in
     Section 403(b)(7) of the Internal Revenue Code, may be executed only -

     1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender limitations described in A. above for Tax Sheltered Annuities apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

     A premature distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Internal Revenue Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

     The contract surrender provisions may also be modified pursuant to the plan terms and Internal Revenue Code tax provisions when the contract is issued to fund a Qualified Plan.

     INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

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TAXES

     The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

     Section 72 of the Internal Revenue Code (the "Code") governs taxation of annuities in general. That section sets forth different rules for annuities purchased by (1) Qualified Plans (corporate pension and profit sharing plans, simplified employee pension-individual retirement account plans, and retirement plans for self-employed individuals), Individual Retirement Annuities, and Tax Sheltered Annuities and (2) annuities which are not purchased by such plans. (For discussion of tax treatment of non-qualified contracts, see below). Each type of annuity is discussed separately below.

     The Tax Reform Act of 1986 and subsequent legislation changed some of the rules regarding the tax treatment of distributions from Qualified Plans and annuities purchased by Qualified Plans. You should consult your financial consultant or legal or tax advisor to discuss in detail your particular tax situation and the use of the Contracts.

     Generally the amount of any payment of items of interest to a nonresident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

NON-QUALIFIED CONTRACTS

     The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Designated Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

     Distributions made from the Contract prior to the Annuity Commencement Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrender, dividends, loans, any portion of the Contract that is assigned or pledged, or any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a distribution, all annuity contracts issued by the same company to the same contract owner in any calendar year, will be treated as one annuity contract. Distributions prior to the Annuity Commencement Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

     The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for the Contracts used to fund Qualified Plans, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase.

     Internal Revenue Code Section 72 also provides for a penalty, equal to 10% of any distribution which is includable in gross income, if such distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Designated Annuitant (and the Designated Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Designated Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the

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outset, and the Designated Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

     In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death. (See "Required Distribution For Qualified Plans or Tax Sheltered Annuities".)

     The Company is required to withhold tax from certain distributions to the extent that such distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

     Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Internal Revenue Code.

DIVERSIFICATION

     The Internal Revenue Service has promulgated regulations under Section 817(h) of the Internal Revenue Code ("Code") relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the owner of an annuity contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

CHARGE FOR TAX PROVISIONS

     The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

     The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of purchase payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

     The Internal Revenue Code of 1986, as amended, permits the rollover of most distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

     1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee,
          b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

     2.   a required minimum distribution.


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     Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

     Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all purchase payments (less surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

     The Contract is available for Qualified Plans electing to comply with section 404(c) of the Employee Retirement Income Security Act (ERISA). It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

     A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust Money Market Fund sub-account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the sub-account's units. Yield is an annualized figure, which means that it is assumed that the sub-account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may also from time to time advertise the performance of the sub-account of the Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     The sub-accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: the S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and the Dow Jones Industrial Average.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The Company may from time to time advertise several types of historical performance for the sub-accounts of the Variable Account. The Company may advertise for the sub-accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund held in the sub-account has been in existence, if the


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
underlying Mutual Fund has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

     Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

     For those underlying Mutual Funds which have not been held as sub-accounts within the Variable Account for a quoted period, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

     The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History...........................................     1
Services..................................................................     1
Purchase of Securities Being Offered......................................     1
Underwriters..............................................................     1
Calculations of Performance...............................................     1
Fund Performance Summary..................................................   N/A
Annuity Payments..........................................................     2
Financial Statements......................................................     3

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                                   APPENDIX A

                      ANNUITY PAYMENT PERIOD-FIXED ANNUITY

FIRST AND SUBSEQUENT PAYMENTS

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES

     The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year).

ASSUMED INTEREST RATE

     The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.


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
                                   APPENDIX B
                      PARTICIPATING UNDERLYING MUTUAL FUNDS

                           AVAILABLE FOR ALL CONTRACTS

AMERICAN CAPITAL LIFE INVESTMENT TRUST

     The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

     -AMERICAN CAPITAL REAL ESTATE SECURITIES PORTFOLIO

     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

DREYFUS STOCK INDEX FUND

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The funds shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

     -EQUITY-INCOME PORTFOLIO

     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     -GROWTH PORTFOLIO

     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an


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
     integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     -HIGH INCOME PORTFOLIO

     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     -OVERSEAS PORTFOLIO

     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the fund's manager.

     -ASSET MANAGER PORTFOLIO

     Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     -CONTRAFUND PORTFOLIO

     Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST

     Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the four separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

     -CAPITAL APPRECIATION FUND

     Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.


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     -GOVERNMENT BOND FUND

     Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     -MONEY MARKET FUND

     Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

     -TOTAL RETURN FUND

     Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")

     Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

     -GROWTH PORTFOLIO

     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     -LIMITED MATURITY BOND PORTFOLIO (FORMERLY "BOND PORTFOLIO")

     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

     -PARTNERS PORTFOLIO

     Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

     -OPPENHEIMER BOND FUND

     Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the fund seeks capital growth when consistent with its primary objective.

                                    33 of 79

     -OPPENHEIMER GLOBAL SECURITIES FUND

     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

     -OPPENHEIMER MULTIPLE STRATEGIES FUND

     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG VARIABLE INSURANCE PRODUCTS FUNDS

     The Strong Variable Insurance Products Funds are diversified, open-end management investment companies, commonly called mutual funds. Strong Special Fund II, Inc. ("Special Fund II") and Strong Discover Fund II, Inc. ("Discovery Fund II") were separately incorporated in Wisconsin on December 28, 1990. Shares of the Funds may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong/Corneliuson Capital Management, Inc. is the investment advisor for each of the Funds.

     -DISCOVERY FUND II, INC.

     Investment Objective: The Discovery Fund II's investment objective is to seek maximum capital appreciation through investments in a diversified portfolio of securities.

     -SPECIAL FUND II, INC.

     Investment Objective: The Special Fund II's investment objective is to seek capital appreciation through investments in a diversified portfolio of equity securities.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS.

     TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

-    TCI BALANCED

     Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

-    TCI GROWTH

     Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-    TCI INTERNATIONAL

     Investment Objective: To seek capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the fund will be common stocks (defined to include depository receipts for common stocks), the fund may also

                                    34 of 79
     invest in other types of securities consistent with the fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

     (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

     Van Eck Investment Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

     -WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

     -GOLD AND NATURAL RESOURCES FUND

     Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-    INTERNATIONAL EQUITY PORTFOLIO

     Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-    SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

                                    35 of 79

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 1, 1995

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                     BY THE NATIONWIDE VA SEPARATE ACCOUNT-B
                OF NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated July 1, 1995. The Prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-243-6295,
TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History..........................................      1
Services.................................................................      1
Purchase of Securities Being Offered.....................................      1
Underwriters.............................................................      1
Calculations of Performance..............................................      1
Fund Performance Summary.................................................    N/A
Annuity Payments.........................................................      2
Financial Statements.....................................................      3

GENERAL INFORMATION AND HISTORY

     The Nationwide VA Separate Account-B is a separate investment account of Nationwide Life and Annuity Insurance Company ("Company"). On April 7, 1988, ownership of the Company changed from Nationwide Mutual Insurance Company to Nationwide Life Insurance Company. The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned entirely by Nationwide Life Insurance Company. The common stock of Nationwide Life Insurance Company is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

     The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

     The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

     The financial statements have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

     The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

     The Contracts, which are offered continuously, are distributed by Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43216, an affiliate of the Company. No underwriting commissions have been paid by the Company to NFS.

CALCULATIONS OF PERFORMANCE

     Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund sub-account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried

                                    36 of 79
at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Nationwide Separate Account Trust Money Market Fund sub-account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund.

     The Nationwide Separate Account Trust Money Market Fund sub-account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund sub-account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

     All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of 1.45% Mortality, Expense Risk and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

     The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the sub-account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

     Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

    See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    37 of 79

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Financial Horizons Life Insurance Company:


We have audited the accompanying balance sheets of Financial Horizons Life Insurance Company (a wholly owned subsidiary of Nationwide life Insurance Company) as of December 31,1994 and 1993, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31,1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Financial Horizons Life Insurance Company as of December 31,1994 and 1993, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                          KPMG Peat Marwick LLP


Columbus, Ohio
February 27, 1995
                                       3
                                   38 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     Assets                                                1994              1993
                                     ------                                           ---------------     -------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $427,874 in 1994)                                             $413,764              -
      Equity securities (cost $9,543 in 1994; $527 in 1993)                                   9,411               585
   Fixed maturities held-to-maturity, at amortized cost (fair value $78,690
      in 1994; $479,587 in 1993)                                                             82,631           456,539
   Mortgage loans on real estate                                                             95,281            91,463
   Real estate                                                                                1,802             1,211
   Policy loans                                                                                  79              -
   Short-term investments (note 13)                                                             365             1,772
                                                                                      ---------------     -------------
                                                                                            603,333           551,570
                                                                                      ---------------     -------------

Accrued investment income                                                                     8,041             7,291
Deferred policy acquisition costs                                                            41,540            32,651
Deferred Federal income tax                                                                   1,923              -
Other assets                                                                                    270               144
Assets held in Separate Accounts (note 8)                                                   177,933           134,383
                                                                                      ---------------     -------------
                                                                                           $833,040           726,039
                                                                                      ===============     =============

                      Liabilities and Shareholder's Equity
                      ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           583,188           527,231
Accrued Federal income tax (note 7):

   Current                                                                                       10               264
   Deferred                                                                                     -                 334
                                                                                      ---------------     -------------
                                                                                                 10               598
                                                                                      ---------------     -------------

Other liabilities                                                                             4,663             5,168
Liabilities related to Separate Accounts (note 8)                                           177,933           134,383
                                                                                      ---------------     -------------
                                                                                            765,794           667,380
                                                                                      ---------------     -------------

Shareholder's equity (notes 3, 4 and 12):
   Capital shares, $40 par value.  Authorized 66 shares (100 shares in 1993),
      issued and outstanding 66 shares                                                        2,640             2,640
   Paid-in additional capital                                                                52,960            43,960
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $8,546 ($0 in 1993) and deferred
      Federal income tax benefit of $1,994 ($20 expense in 1993)                             (3,703)               38
   Retained earnings                                                                         15,349            12,021
                                                                                      ---------------     -------------
                                                                                             67,246            58,659
Commitments (note 9)                                                                  ---------------     -------------
                                                                                           $833,040           726,039
                                                                                      ===============     =============



See accompanying notes to financial statements.


                                   39 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                           1994              1993             1992
                                                                      ---------------     -------------      ----------
Revenues (note 14):
   Traditional life insurance premiums                                    $     311                85               93
   Universal life and investment product policy charges                       3,601             2,345            1,055
   Net investment income (note 5)                                            45,030            40,477           32,726
   Realized gains (losses) on investments (note 5)                             (625)              420              374
                                                                      ---------------     -------------      -----------
                                                                             48,317            43,327           34,248
                                                                      ---------------     -------------      -----------
Benefits and expenses:
   Benefits and claims                                                       29,870            29,439           25,242
   Amortization of deferred policy acquisition costs                          6,940             4,128            1,737
   Other operating costs and expenses                                         6,320             5,424            4,264
                                                                      ---------------     -------------      -----------
                                                                             43,130            38,991           31,243
                                                                      ---------------     -------------      -----------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                        5,187             4,336            3,005
                                                                      ---------------     -------------      -----------
Federal income tax (note 7):
   Current expense                                                            2,103             1,982              504
   Deferred (benefit) expense                                                  (244)             (630)             501
                                                                      ---------------     -------------      -----------
                                                                              1,859             1,352            1,005
                                                                      ---------------     -------------      -----------

          Income before cumulative effect of changes in
            accounting principles                                             3,328             2,984            2,000

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                          -                (514)             -
                                                                      ---------------     -------------      -----------
          Net income                                                       $  3,328             2,470            2,000
                                                                      ===============     =============      ===========


See accompanying notes to financial statements.


                                   40 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                        Unrealized
                                                                      gains (losses)
                                                        Paid-in       on securities                             Total
                                        Capital       additional      available-for-        Retained        shareholder's
                                         shares         capital         sale, net           earnings           equity
                                    -------------    ------------    ----------------     ------------    -----------------
1992:
   Balance, beginning of year          $   2,640          43,960              -                 7,551              54,151
   Net income                                -               -                -                 2,000               2,000
   Unrealized gains on equity
     securities, net of deferred
     Federal income tax                      -               -                    21               -                   21
                                    -------------    ------------    ----------------     ------------    -----------------
   Balance, end of year                $   2,640          43,960                  21            9,551              56,172
                                    =============    ============    ================     ============    =================

1993:
   Balance, beginning of year              2,640          43,960                  21            9,551              56,172
   Net income                                -               -                -                 2,470               2,470
   Unrealized gains on equity
     securities, net of deferred
     Federal income tax                      -               -                    17               -                   17
                                    -------------    ------------    ----------------     ------------    -----------------
   Balance, end of year                $   2,640          43,960                  38           12,021              58,659
                                    =============    ============    ================     ============    =================

1994:
   Balance, beginning of year              2,640          43,960                  38           12,021              58,659
   Capital contributions                     -             9,000              -                    -                9,000
   Net income                                -               -                -                 3,328               3,328
   Adjustment for change in
     accounting for certain investments
     in debt and equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)             -               -                 4,698               -                4,698
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                      -               -                (8,439)              -               (8,439)
                                    -------------    ------------    -----------------    ------------    -----------------
  Balance, end of year                 $   2,640          52,960              (3,703)          15,349              67,246
                                    =============    ============    =================    ============    =================


See accompanying notes to financial statements.


                                   41 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)


                                                                               1994             1993             1992
                                                                        ---------------      ----------      ------------
 Cash flows from operating activities:
   Net income                                                                $   3,328            2,470            2,000
   Adjustments to reconcile net income to net cash provided by (used in)
     operating activities:
       Capitalization of deferred policy acquisition costs                      (7,283)         (10,351)         (11,512)
       Amortization of deferred policy acquisition costs                         6,940            4,128            1,737
       Amortization and depreciation                                               473              660              (32)
       Realized losses (gains) on invested assets, net                             625             (420)            (374)
       Deferred Federal income tax (benefit) expense                              (244)            (784)              501
       Increase in accrued investment income                                      (750)          (1,078)           (1,799)
       (Increase) decrease in other assets                                        (126)             326               269
       Increase (decrease) in policyholder account balances                        926             (202)              288
       Decrease (increase) in accrued Federal income tax payable                  (254)             666              (452)
       Decrease (increase) in other liabilities                                   (505)           2,843             1,104
                                                                        -----------------   -------------     -------------
         Net cash provided by (used in) operating activities                     3,130           (1,742)           (8,270)
                                                                        -----------------   -------------     -------------

 Cash flows from investing activities:
   Proceeds from maturity of securities available-for-sale                      24,850           -                -
   Proceeds from sale of securities available-for-sale                          13,170              134           -
   Proceeds from maturity of fixed maturities held-to-maturity                   8,483           28,829            6,734
   Proceeds from sale of fixed maturities                                         -               2,136           23,515
   Proceeds from repayments of mortgage loans on real estate                     5,733            3,804            1,100
   Proceeds from repayments of policy loans                                          2                2           -
   Cost of securities available-for-sale acquired                              (94,130)            (661)          -
   Cost of fixed maturities held-to maturity acquired                          (15,544)        (100,671)        (155,804)
   Cost of mortgage loans on real estate acquired                              (11,000)         (31,200)         (21,000)
   Cost of real estate acquired                                                    (52)              (2)            (901)
   Policy loans issued                                                             (80)              (2)          -
                                                                         ----------------    ------------    -------------
         Net cash used in investing activities                                 (68,568)         (97,631)        (146,356)
                                                                         ----------------    ------------    -------------
 Cash flows form financing activities:
   Proceeds from capital contribution                                            9,000           -                -
   Increase in universal life and investment product account balances           95,254          127,050          170,818
   Decrease in universal life and investment product account balances          (40,223)         (33,159)         (16,778)
                                                                         ----------------    ------------    -------------
         Net cash provided by financing activities                              64,031           93,891          154,040
                                                                         ----------------    ------------    -------------

 Net decrease in cash and cash equivalents                                      (1,407)          (5,482)            (586)

 Cash and cash equivalents, beginning of year                                    1,772            7,254            7,840
                                                                         ----------------    ------------    -------------
 Cash and cash equivalents, end of year                                     $      365            1,772            7,254
                                                                         ================    ============    =============


See accompanying notes to financial statements.


                                   42 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                         Notes to Financial Statements

                        December 31, 1994, 1993 and 1992
                                (000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Financial Horizons Life Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company is a life insurer licensed in 41 states and the District of Columbia. The Company sells primarily fixed and variable rate annuities through banks and other financial institutions. In addition, the Company sells universal life and other interest-sensitive life products and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound credit and collection policies and by providing for any amounts deemed uncollectible.

            INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The
            Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

         The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.


                                   43 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(a) Valuation of Investments and Related Gains and Losses
    -----------------------------------------------------

    Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold these securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

    In May 1993, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO.115- ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on net income. See note 3 regarding the effect on shareholder's equity.

    Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Real estate is carried at cost less accumulated depreciation and valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In May, 1993, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN (SFAS 114). SFAS 114, which was amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.

(b) Revenues and Benefits
    ---------------------

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits.


                                   44 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual deferred annuities and immediate annuities without life contingencies. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

(c) Deferred Policy Acquisition Costs
    ---------------------------------

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable selling expenses have been deferred for universal life and investment products. Deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(a).

(d) Separate Accounts
    -----------------

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e) Future Policy Benefits
    ----------------------

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f) Federal Income Tax
    ------------------

    The Company files a consolidated Federal income tax return with Nationwide Mutual Insurance Company.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 statement of income. See note 3.


                                   45 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


        (g) Reinsurance Ceded
            -----------------

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

        (h) Cash Equivalents
            ----------------

            For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

        (i) Reclassification
            ----------------

            Certain items in the 1993 and 1992 financial statements have been reclassified to conform to the 1994 presentation.

(3)     Changes in Accounting Principles
        --------------------------------

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(a). As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $380,974 and $399,556, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994, has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed
            maturity securities available-for-sale                  $  18,582
           Adjustment to deferred policy acquisition costs            (11,355)
           Deferred Federal income tax                                 (2,529)
                                                                 ------------
                                                                    $   4,698
                                                                 ============

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7)    $   (79)
           Accrual method of recognizing postretirement benefits other
            than pensions (net of tax benefit of $234), (note 11)          (435)
               Net cumulative effect of changes in accounting           -------
                principles                                              $  (514)
                                                                        =======

(4)     Basis of Presentation
        ---------------------

        The financial statements have been prepared in accordance with GAAP. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publicationsof the National Association of Insurance Commissioners
        (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.


                                   46 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following reconciles the statutory net income (loss) as reported to regulatory authorities to net income as shown in the accompanying financial statements:

                                                                                       1994            1993            1992
                                                                                   -----------      ---------      ----------
            Statutory net income (loss)                                                $ 6,173          3,539         (2,092)
            Adjustments to restate to the basis of GAAP:
                  Increase in deferred policy acquisition costs, net                       343          6,223          9,775
                  Future policy benefits                                                (3,587)        (7,401)        (5,217)
                  Deferred Federal income tax benefit (expense)                            244            630           (501)
                  Valuation allowances and other than temporary
                    declines accounted for directly in surplus                            (553)          (440)          (266)
                  Interest maintenance reserve                                              84            476            301
                  Cumulative effect of changes in accounting principles, net of tax        -             (514)         -
                  Other, net                                                               624            (43)         -
                                                                                   -----------     ----------      ---------
                     Net income per accompanying statements of income                  $ 3,328          2,470          2,000
                                                                                   ===========     ==========      =========

         The following reconciles the statutory capital shares and surplus as reported to regulatory authorities to shareholder's equity as shown in the accompanying financial statements:

                                                                                      1994            1993            1992
                                                                                   -----------     ----------      ---------
            Statutory capital shares and surplus                                      $ 48,947         35,875         33,723
            Add (deduct) cumulative effect of adjustments:
                  Deferred policy acquisition costs                                     41,540         32,651         26,428
                  Nonadmitted assets                                                       -                2             13
                  Asset valuation reserve                                                3,516          2,152          1,166
                  Interest maintenance reserve                                             629            545             69
                  Future policy benefits                                               (15,106)       (11,518)        (4,117)
                  Deferred Federal income tax, including effect of changes in
                    accounting principles in 1993                                        1,923           (334)        (1,110)
                  Cumulative effect of change in accounting principles for
                     postretirement benefits other than pensions, gross                    -             (669)         -
                  Difference between amortized cost and fair value of fixed
                    maturity securities available-for-sale, gross                      (14,110)            -           -
                  Other, net                                                               (93)           (45)         -
                                                                                   -----------     ----------      ---------
                      Shareholder's equity per accompanying balance sheets             $67,246         58,659         56,172
                                                                                   ===========     ==========      =========

(5)      Investments
         -----------
         An analysis of investment income by investment type follows for the years ended December 31:

                                                                                         1994            1993           1992
                                                                                      -----------     ----------   ---------
            Gross investment income:
               Securities available-for-sale:
                  Fixed maturities                                                    $ 36,720             -           -
                  Equity securities                                                         16             13          -
               Fixed maturities held-to-maturity                                           540         34,023         28,107
               Mortgage loans on real estate                                             8,437          7,082          4,831
               Real estate                                                                 175            167            101
               Short-term                                                                  207            295            398
               Other                                                                        19         -                  20
                                                                                      -----------  ----------      ---------
                       Total investment income                                          46,114         41,580         33,457
            Less: investment expenses                                                    1,084          1,103            731
                                                                                      -----------  -----------     ---------
                       Net investment income                                          $ 45,030         40,477         32,726
                                                                                      ===========  ===========     =========



                                   47 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                   1994              1993             1992
                                                                 ---------        ----------       ----------
           Securities available-for-sale:
              Fixed maturities                                   $(32,692)              -               -
              Equity securities                                      (190)                26            32
           Fixed maturities held-to-maturity                       (8,407)             5,710        (1,906)
                                                                 ---------         ---------       ---------
                                                                 $(41,289)             5,736        (1,874)
                                                                =========          =========       =========



An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:

                                                                   1994              1993             1992
                                                                 ---------        ----------       ----------

           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                   $  260               -               -
             Fixed maturities                                          -                 856            736
             Mortgage loans on real estate                           (332)                 4            (96)
                                                                 ---------        ----------       ----------
                                                                      (72)               860            640
                                                                 ---------        ----------       ----------
           Valuation allowances:
             Mortgage loans on real estate                           (500)              (250)          (110)
             Real estate and other                                    (53)              (190)          (156)
                                                                 ---------        ----------       ----------
                                                                     (553)              (440)          (266)
                                                                 ---------        ----------       ----------
                                                                   $ (625)               420            374
                                                                 =========        ==========       ==========


The amortized cost and estimated fair value of securities available-for-sale were as follow as of December 31, 1994:

                                                                                     Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                -------------     -----------     ----------     --------------
            Securities available-for-sale
            -----------------------------
             Fixed maturities:
               US Treasury securities and obligations of US
                 government corporations and agencies              $    4,442              92           -               4,534
               Obligations of states and political
                 subdivisions                                             273             -           (21)                252
               Debt securities issued by foreign governments            8,517              15        (452)              8,080
               Corporate securities                                   214,332             518      (7,903)            206,947
               Mortgage-backed securities                             200,310           1,291      (7,650)            193,951
                                                                -------------      ----------     ----------     --------------
                   Total fixed maturities                             427,874           1,916     (16,026)            413,764
             Equity securities                                          9,543              45        (177)              9,411
                                                                -------------      ----------     ----------     --------------
                                                                     $437,417           1,961     (16,203)            423,175
                                                                =============      ==========    ===========     ==============

The amortized cost and estimated fair value of fixed maturity corporate securities held-to-maturity as of December 31, 1994 are $82,631 and $78,690, respectively. Gross gains of $130 and gross losses of $4,071 are unrealized on these securities.


                                   48 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



The amortized cost and estimated fair value of investments in fixed maturity securities were as follows as of December 31, 1993:

                                                                                     Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                  -----------     -----------     -----------     -----------
               US Treasury securities and obligations of US
                 government corporations and agencies              $   12,630           1,315               -          13,945
               Obligations of states and political subdivisions           275               5               -             280
               Debt securities issued by foreign governments            8,606             393              (19)         8,980
               Corporate securities                                   252,000          13,725             (411)       265,314
               Mortgage-backed securities                             183,028           8,757             (717)       191,068
                                                                  -----------     -----------      -----------     -----------
                                                                     $456,539          24,195           (1,147)       479,587
                                                                  ===========     ===========      ===========     ===========

As of December 31, 1993 unrealized gain on equity securities was $58 before providing for deferred Federal income tax.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                      Amortized         Estimated
                                                                       cost            fair value
                                                                     ----------         ----------
           Fixed maturity securities available-for-sale
           --------------------------------------------
           Due in one year or less                                    $  25,898             25,970
           Due after one year through five years                        171,126            164,870
           Due after five years through ten years                        30,540             28,973
                                                                     ----------         ----------
                                                                        227,564            219,813
           Mortgage-backed securities                                   200,310            193,951
                                                                     ----------         ----------
                                                                       $427,874            413,764
                                                                     ==========         ==========


           Fixed maturity securities held-to-maturity
           ------------------------------------------
           Due in one year or less                                   $    7,000              6,923
           Due after one year through five years                         41,563             40,381
           Due after five years through ten years                        32,524             30,003
           Due after ten years                                            1,544              1,383
                                                                     ----------         ----------
                                                                      $  82,631             78,690
                                                                     ==========         ==========

Proceeds from the sale of securities available-for-sale during 1994 were $13,170, while proceeds from sales of investments in fixed maturity securities during 1993 were $2,136 ($23,515 in 1992). Gross gains of $373 ($205 in 1993 and $706 in 1992) and gross losses of $73 (none in 1993 and 1992) were realized on those sales.

Real estate is presented at cost less accumulated depreciation of $97 in 1994 ($58 in 1993) and valuation allowancesof $472 in 1994 ($420 in 1993). Other valuation allowances are $860 in 1994 ($360 in 1993) on mortgage loans on real estate.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $631 in 1994 ($0 in 1993). No mortgage loans on real estate were in process of foreclosure or in-substance foreclosed as of December 31, 1994 and 1993.

Investments with an amortized cost of $2,786 and $2,785 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.


                                   49 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)   Future Policy Benefits
      ----------------------

      The liability for future policy benefits for investment products has been established based on policy terms, interest rates and various contract provisions. The average interest rate credited on investment product policies was 5.3%, 6.0% and 6.9% for the years ended December 31, 1994, 1993 and 1992, respectively.

(7)   Federal Income Tax
      ------------------

      The Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES (SFAS 109), as of January 1, 1993. See note
      3. The 1992 financial statements have not been restated to apply the provisions of SFAS 109.

      The significant components of deferred income tax benefit for the years ended December 31 are as follows:


                                                                    1994           1993
                                                                 ----------     ----------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $(244)          (666)

           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws
              and rates                                                   -             36
                                                                 ----------     ----------
                                                                      $(244)          (630)
                                                                 ==========     ==========

      For the year ended December 31, 1992, deferred income tax expense results from timing differences in the recognition of income and expense for income tax and financial reporting purposes. The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $2,688) and reserves for future policy benefits (deferred benefit of $2,746).

      Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                                                 1994                     1993                    1992
                                                                 ----                     ----                    ----
                                                           Amount        %         Amount        %         Amount        %
                                                         ----------    -----     ----------    -----     ----------    -----
           Computed (expected) tax expense                   $1,815     35.0         $1,518     35.0         $1,022     34.0
           Tax exempt interest and dividends
              received deduction                                (50)    (1.0)          (206)    (4.7)           (20)    (0.7)
           Current year increase in U.S. Federal
              income tax rate                                     -        -             36      0.8              -        -
           Other, net                                            94      1.8              4      0.1              3     (0.1)
                                                         ----------    -----     ----------    -----     ----------    -----
              Total (effective rate of each year)            $1,859     35.8         $1,352     31.2         $1,005     33.4
                                                         ==========    =====     ==========    =====     ==========    =====

      Total Federal income tax paid was $2,357, $1,316 and $956 during the years ended December 31, 1994, 1993 and 1992, respectively.


                                   50 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31 are as follows:



                                                                            1994              1993
                                                                      ---------------   ---------------
           Deferred tax assets:
              Future policy benefits                                        $  5,879            6,096
              Securities available-for-sale                                    4,985           -
              Liabilities in Separate Accounts                                 3,111            2,688
              Mortgage loans on real estate and real estate                      458              268
              Other assets and other liabilities                                 101              668
                                                                      ---------------   ---------------
                Total gross deferred tax assets                               14,534            9,720
                                                                      ---------------   ---------------
           Deferred tax liabilities:
              Deferred policy acquisition costs                               12,611            9,603
              Fixed maturities and equity securities                          -                   451
                                                                      ---------------   ---------------
                Total gross deferred tax liabilities                          12,611           10,054
                                                                      ---------------   ---------------
                      Net deferred tax asset (liability)                    $  1,923             (334)
                                                                      ===============   ===============


         The Company has determined that valuation allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible amounts. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)      Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         STATEMENT OF FINANCIAL ACCOUNTING STANDARDS No. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimatingits fair value disclosures:

              SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the balance sheets for these instruments approximate their fair value.


                                   51 of 79

                        FINANCIAL HORIZONS LIFE INSURANCE COMPANY
            (a wholly owned subsidiary of Nationwide Life Insurance Company)

                        Notes to Financial Statements, Continued


         INVESTMENT SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:


                                                                1994                                1993
                                                                ----                                ----
                                                        Carrying         Estimated        Carrying         Estimated
                                                         amount         fair value         amount         fair value
                                                      -----------      -------------    -------------    -------------
              Assets
              ------
              Investments:
                 Securities available-for-sale:
                    Fixed maturities                      $413,764          413,764           -                -
                    Equity securities                        9,411            9,411              585              585
                 Fixed maturities held-to-maturity          82,631           78,690          456,539          479,587
                 Mortgage loans on real estate              95,281           92,340           91,463           96,168
                 Policy loans                                   79               79           -                -
                 Short-term investments                        365              365            1,772            1,772
              Assets held in Separate Accounts             177,933          177,933          134,383          134,383

              Liabilities
              -----------
              Investment contracts                         579,903          563,331          524,362          505,926
              Policy reserves on insurance contracts         3,285            3,141            2,869            2,811
              Liabilities related to Separate Accounts     177,933          168,749          134,383          126,407


                                   52 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Additional Financial Instruments Disclosures
        ----------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $6,000 extending into 1995 were outstanding as of December 31, 1994.

         SIGNIFICANT CONCENTRATIONS OF CREKIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 27% (34% in 1993) in any geographic area and no more than 8.2% (9.8% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

<Caption
                                                                                         Apartment
                                             Office        Warehouse        Retail        & other           Total
                                          -----------     ------------     ----------    -----------     -----------

             1994:
               East North Central             $1,921            2,254         10,290          4,959          19,424
               East South Central             -                -               1,921          9,876          11,797
               Mountain                       -                -              -               1,986           1,986
               Middle Atlantic                   882            1,872          1,909         -                4,663
               New England                    -                   921          1,983         -                2,904
               Pacific                         1,952            6,873          6,310          4,910          20,045
               South Atlantic                  1,965           -              10,049         13,970          25,984
               West North Central             -                 1,500         -              -                1,500
               West South Central              1,921              978         -               4,973           7,872
                                           ----------     ------------    ------------   ------------   -------------
                                              $8,641           14,398         32,462         40,675          96,175
                                           ===========    ============    ============   ============
                  Less valuation allowances and unamortized discount                                            894
                                                                                                        -------------
                       Total mortgage loans on real estate, net                                             $95,281
                                                                                                        =============

             1993:
               East North Central             $1,929            2,381         10,340          4,973          19,263
               East South Central             -                -               1,925          7,968           9,893
               Middle Atlantic                   882            1,916          1,929         -                4,727
               New England                    -                   943          2,000         -                2,943
               Pacific                         1,978            2,988          6,385          4,964          16,315
               South Atlantic                  1,977           -              11,338         17,600          30,915
               West North Central             -                 1,500         -              -                1,500
               West South Central              1,949              986         -               3,000           5,935
                                           ----------     ------------    ------------   ------------   ------------
                                              $8,175           10,714         33,917         38,505          91,851
                                           ==========     ============    ============   ============
                  Less valuation allowances and unamortized discount                                            388
                                                                                                        ------------
                       Total mortgage loans on real estate, net                                             $91,463
                                                                                                        ============


                                   53 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract with NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $265, $131, and $91, respectively.

         The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                        1994             1993             1992
                                                                    ----------       ----------       ----------
            Service cost (benefits earned during the period)          $ 64,740           47,694           44,343
            Interest cost on projected benefit obligation               73,951           70,543           68,215
            Actual return on plan assets                               (21,495)        (105,002)         (62,307)
            Net amortization and deferral                              (62,150)          20,832          (24,281)
                                                                    ----------       ----------       ----------
               Net periodic pension cost                              $ 55,046           34,067           25,970
                                                                    ==========       ==========       ==========

         Basis for measurements, net periodic pension cost:

            Weighted average discount rate                                5.75%            6.75%            7.25%
            Rate of increase in future compensation levels                4.50%            4.75%            5.25%
            Expected long-term rate of return on plan assets              7.00%            7.50%            8.00%



         Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                       1994               1993
                                                                    ----------         ----------
            Accumulated benefit obligation:
               Vested                                               $  914,850            972,475
               Nonvested                                                 7,570             10,227
                                                                    ----------         ----------
                                                                    $  922,420            982,702
                                                                    ==========         ==========
            Projected benefit obligation for
               services rendered to date                             1,305,547          1,292,477
            Plan assets at fair value                                1,241,771          1,208,007
                                                                    ----------         ----------
               Plan assets less than projected benefit obligation      (63,776)           (84,470)
            Unrecognized prior service cost                             46,201             49,551
            Unrecognized net losses                                     39,408             55,936
            Unrecognized net assets at January 1, 1987                 (21,994)           (24,146)
                                                                    ----------         ----------
                 Net accrued pension expense                        $     (161)            (3,129)
                                                                    ==========         ==========

         Basis for measurements, funded status of plan:

            Weighted average discount rate                                7.50%              5.75%
            Rate of increase in future compensation levels                6.75%              4.50%


                                   54 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------
         In addition to the defined benefit pension plan, the Company participates with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

         Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $669 ($435 net of related income tax benefit) was recorded on the statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $739 to $761 in 1993. Net periodic postretirement benefit cost for 1994 was $119. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $771 and $739, respectively.

         Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

         Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

         Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

         Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                            1994              1993
                                                                                         ----------        ----------
           Accumulated postretirement benefit obligation:
              Retirees                                                                   $   76,677            90,312
              Fully eligible, active plan participants                                       22,013            24,833
              Other active plan participants                                                 59,089            84,103
                                                                                         ----------        ----------
                 Accumulated postretirement benefit obligation                              157,779           199,248
              Plan assets at fair value                                                      49,012                 -
                                                                                         ----------        ----------
                 Plan assets less than accumulated postretirement benefit obligation       (108,767)         (199,248)
              Unrecognized net (gains) losses                                               (41,497)           15,128
                                                                                         ----------        ----------
                 Accrued postretirement benefit obligation                                $(150,264)         (184,120)
                                                                                         ==========        ==========



                                   55 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                            1994             1993
                                                                                         ----------       ----------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year       $  8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                 14,011           13,928
              Actual return on plan assets                                                   (1,622)               -
              Net amortization and deferral                                                   1,622                -
                                                                                         ----------       ----------
                 Net periodic postretirement benefit cost                                   $22,597           21,018
                                                                                         ==========       ==========

         The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)     Regulatory Risk-Based Capital and Dividend Restriction
         ------------------------------------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $58,823 of shareholder's equity, as presented in the accompanying financial statements, is restricted as to dividend payments in 1995.

(13)     Transactions With Affiliates
         ----------------------------

         The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $365 and $1,772 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying balance sheets.


                                   56 of 79

                   FINANCIAL HORIZONS LIFE INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(14)     Major Lines of Business
         -----------------------
         The Company operates in the life insurance line of business in the life insurance industry. Life insurance operations include universal life, variable universal life and annuity contracts issued to individuals.

         The following table summarizes the revenues and income (losses) before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994             1993             1992
                                                                              ------------     ------------     ------------
            Revenues:
                 Life insurance                                                 $  45,407           39,871           30,878
                 Investment income allocated to capital and surplus                 2,910            3,456            3,370
                                                                              ------------     ------------     ------------
                      Total                                                     $  48,317           43,327           34,248
                                                                              ============     ============     ============

            Income (losses) before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                     2,743              880             (365)
                 Investment income allocated to capital and surplus                 2,444            3,456            3,370
                                                                              ------------     ------------     ------------
                      Total                                                    $    5,187            4,336            3,005
                                                                              ============     ============     ============

            Assets:
                 Life insurance                                                   765,794          667,380          494,221
                 Capital and surplus                                               67,246           58,659           56,172
                                                                              ------------     ------------     ------------
                      Total                                                     $ 833,040          726,039          550,393
                                                                              ============     ============     ============

         Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized losses allocable to policyholders in 1994 were $41,495 and $42, respectively.

(15)     Subsequent Event
         ----------------

         On January 30, 1995, the Company received approval from the Ohio
         Secretary of   State to change its name to Nationwide Life and Annuity
         Insurance Company.


                                   57 of 79

PART C. OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

                                                                           PAGE
          (a) Financial Statements:

              (1)  Financial statements and schedule included
                   in Prospectus
                   (Part A):                                                N/A

              (2) Financial statements and schedule included in Part B as required:

          Financial Horizons VA Separate Account-2:                         N/A

          Financial Horizons Life Insurance Company:

                   Independent Auditors' Report.                             38

                   Balance Sheets as of December                             39
                   31, 1994 and 1993.

                   Statements of Income for the years ended                  40
                   December 31, 1994, 1993 and 1992.

                   Statements of Shareholder's Equity for                    41
                   the years ended December 31, 1994,
                   1993 and 1992.

                   Statements of Cash Flows for                              42
                   the years ended December 31, 1994, 1993 and 1992.

                   Notes to Financial Statements.                            43


                                    58 of 79

Item 24.  (b) Exhibits


                   (1)   Resolution of the Depositor's Board of             *
                         Directors authorizing the establishment of
                         the Registrant.

                   (2)   Not Applicable                                     *

                   (3)   Underwriting or Distribution of contracts          *
                         between the Registrant and Principal
                         Underwriter.

                   (4)   The form of the variable annuity contract          *

                   (5)   Variable Annuity Application                       *

                   (6)   Articles of Incorporation of Depositor -           *

                   (7)   Not Applicable                                     *

                   (8)   Not Applicable                                     *

                   (9)   Opinion of Counsel                                 *

                  (10)   Not Applicable                                     *

                  (11)   Not Applicable                                     *

                  (12)   Not Applicable                                     *

                  (13)   Performance Advertising Calculation                *
                         Schedule.

          *Filed previously in connection with this registration statement
          (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.


                                    59 of 79

Item 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                        NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                         BUSINESS ADDRESS                                 WITH DEPOSITOR
                        Lewis J. Alphin                                       Director
                        519 Bethel Church Road
                        Mount Olivet, NC  28365

                        Willard J. Engel                                      Director
                        1100 East Main Street
                        Marshall, MN 56258

                        Fred C. Finney                                        Director
                        1558 West Moreland Road
                        Wooster, OH 44691

                        Peter F. Frenzer                       President and Chief Operating Officer
                        One Nationwide Plaza                                and Director
                        Columbus, OH  43215

                        Charles L. Fuellgraf, Jr.                             Director
                        600 South Washington Street
                        Butler, PA  16001

                        Henry S. Holloway                                 Chairman of the
                        1247 Stafford Road                                     Board
                        Darlington, MD  21034

                        D. Richard McFerson                    President and Chief Executive Officer-
                        One Nationwide Plaza                      Nationwide Insurance Enterprise
                        Columbus, OH  43215                                 and Director

                        David O. Miller                                       Director
                        115 Sprague Drive
                        Hebron, Ohio  43025

                        C. Roy Noecker                                        Director
                        2770 State Route 674 South
                        Ashville, OH 43103

                        James F. Patterson                                    Director
                        8765 Mulberry Road
                        Chesterland, OH  44026

                        Robert H. Rickel                                      Director
                        P.O. Box 319
                        Bayview, ID  83803


                                    60 of 79

                        NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                         BUSINESS ADDRESS                                 WITH DEPOSITOR
                        Arden L. Shisler                                      Director
                        2724 West Lebanon Road
                        Dalton, OH  44618

                        Robert L. Stewart                                     Director
                        88740 Fairview Road
                        Jewett, OH  43986

                        Nancy C. Thomas                                       Director
                        10835 Georgetown Street NE
                        Louisville, OH  44641

                        Harold W. Weihl                                       Director
                        14282 King Road
                        Bowling Green, OH  43402

                        Gordon E. McCutchan                          Executive Vice President,
                        One Nationwide Plaza                         Law and Corporate Services
                        Columbus, OH  43215                                and Secretary

                        Robert A. Oakley                             Executive Vice President-
                        One Nationwide Plaza                          Chief Financial Officer
                        Columbus, Ohio  43215

                        James E. Brock                                Senior Vice President -
                        One Nationwide Plaza                       Investment Product Operations
                        Columbus, OH  43215

                        W. Sidney Druen                          Senior Vice President and General
                        One Nationwide Plaza                      Counsel and Assistant Secretary
                        Columbus, OH  43215

                        Harvey S. Galloway, Jr.                 Senior Vice President-Chief Actuary-
                        One Nationwide Plaza                        Life, Health, and Annuities
                        Columbus, OH  43215

                        Richard A. Karas                           Senior Vice President - Sales
                        One Nationwide Plaza                             Financial Services
                        Columbus, OH  43215

                        Carl J. Santillo                               Senior Vice President
                        One Nationwide Plaza                         Life and Health Operations
                        Columbus, OH  43215

                        Michael D. Bleiweiss                              Vice President-
                        One Nationwide Plaza                           Deferred Compensation
                        Columbus, OH  43215




                                    61 of 79

                        NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                         BUSINESS ADDRESS                                 WITH DEPOSITOR
                        Matthew S. Easley                                 Vice President -
                        One Nationwide Plaza                       Annuity and Pension Actuarial
                        Columbus, OH  43215

                        Ronald L. Eppley                                  Vice President-
                        One Nationwide Plaza                                  Pensions
                        Columbus, OH  43215

                        Timothy E. Murphy                             Vice President-Strategic
                        One Nationwide Plaza                             Planning/Marketing
                        Columbus, Ohio  43215

                        R. Dennis Noice                                   Vice President-
                        One Nationwide Plaza                       Individual Investment Products
                        Columbus, OH  43215

                        Joseph P. Rath                                    Vice President -
                        One Nationwide Plaza                         Associate General Counsel
                        Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

              *     Subsidiaries for which separate financial statements are filed

              **    Subsidiaries included in the respective consolidated financial statements

              ***   Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

              ****  other subsidiaries


                                    62 of 79

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                   (SEE ATTACHED CHART)
                                                    STATE OF         UNLESS OTHERWISE
                     COMPANY                      ORGANIZATION           INDICATED           PRINCIPAL BUSINESS
    Nationwide Mutual Insurance Company               Ohio                                    Insurance Company
    (Casualty)

    Nationwide Mutual Fire Insurance Company          Ohio                                    Insurance Company

    Nationwide Investing Foundation                 Michigan                                  Investment Company

    Nationwide Insurance Enterprise                   Ohio                                    Membership Non-Profit
    Foundation                                                                                Corporation

    Nationwide Insurance Golf Charities,              Ohio                                    Membership Non-Profit
    Inc.                                                                                      Corporation

    Farmland Mutual Insurance Company                 Iowa                                    Insurance Company

    F & B, Inc.                                       Iowa                                    Insurance Agency

    Farmland Life Insurance Company                   Iowa                                    Life Insurance Company

    Nationwide Agribusiness Insurance                 Iowa                                    Insurance Company
    Company

    Colonial Insurance Company of California       California                                 Insurance Company

    Nationwide General Insurance Company              Ohio                                    Insurance Company

    Nationwide Property & Casualty Insurance          Ohio                                    Insurance Company
    Company

**  Nationwide Life and Annuity Insurance             Ohio                                    Life Insurance Company
    Company

    Scottsdale Insurance Company                      Ohio                                    Insurance Company

    Scottsdale Indemnity Company                      Ohio                                    Insurance Company

    Neckura Insurance Company                        Germany                                  Insurance Company

    Neckura Life Insurance Company                   Germany                                  Life Insurance Company

    Neckura General Insurance Company                Germany                                  Insurance Company

    Columbus Service, GMBH                           Germany                                  Insurance Broker

    Auto-Direkt Insurance Company                    Germany                                  Insurance Company

    Neckura Holding Company                          Germany                                  Administrative service for
                                                                                              Neckura Insurance Group

    SVM Sales GMBH, Neckura Insurance Group          Germany                                  Sales support for Neckura
                                                                                              Insurance Group




                                    63 of 79

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                   (SEE ATTACHED CHART)
                                                  STATE OF           UNLESS OTHERWISE
                     COMPANY                    ORGANIZATION             INDICATED        PRINCIPAL BUSINESS
Lone Star General Agency, Inc.                    Texas                                   Insurance Agency

Colonial County Mutual Insurance Company          Texas                                   Insurance Company

Nationwide Communications Inc.                     Ohio                                   Radio Broadcasting Business

Nationwide Community Urban Redevelopment           Ohio                                   Redevelopment of blighted
Corporation                                                                               areas within the City of
                                                                                          Columbus, Ohio

Insurance Intermediaries, Inc.                     Ohio                                   Insurance Broker and
                                                                                          Insurance Agency

Nationwide Cash Management Company                 Ohio                                   Investment Securities Agent

California Cash Management Company              California                                Investment Securities Agent

Nationwide Development Company                     Ohio                                   Owns, leases and manages
                                                                                          commercial real estate

Allnations, Inc.                                   Ohio                                   Promotes cooperative
                                                                                          insurance corporations
                                                                                          worldwide

Gates, McDonald & Company of New York            New York                                 Workers Compensation Claims
                                                                                          Administration

Nationwide Indemnity Company                       Ohio                                   Reinsurance Company

NWE, Inc.                                          Ohio                                   Special Investments




                                    64 of 79

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                   (SEE ATTACHED CHART)
                                                    STATE OF         UNLESS OTHERWISE
                     COMPANY                      ORGANIZATION           INDICATED            PRINCIPAL BUSINESS
    Nationwide Corporation                             Ohio                                   Organized for the purpose
                                                                                              of acquiring, holding,
                                                                                              encumbering, transferring,
                                                                                              or otherwise disposing of
                                                                                              shares, bonds, and other
                                                                                              evidences of indebtedness,
                                                                                              securities, and contracts
                                                                                              of other persons,
                                                                                              associations, corporations,
                                                                                              domestic or foreign and to
                                                                                              form or acquire the control
                                                                                              of other corporations

    Nationwide Health Care Corporation                 Ohio                                   Develops and operates
                                                                                              Managed Care Delivery
                                                                                              System

    InHealth, Inc.                                     Ohio                                   Health Maintenance
                                                                                              Organization (HMO)

    InHealth Agency, Inc.                              Ohio                                   Insurance Agency

    InHealth Management Systems, Inc.                  Ohio                                   Develops and operates
                                                                                              Managed Care Delivery
                                                                                              System

**  West Coast Life Insurance Company               California                                Life Insurance Company

    Gates, McDonald & Company                          Ohio                                   Cost Control Business

    Gates, McDonald & Company of Nevada               Nevada                                  Self-Insurance
                                                                                              Administration, Claims
                                                                                              Examining, and Data
                                                                                              Processing Services

    Nationwide Investors Services, Inc.                Ohio                                   Stock Transfer Agent

    Leber Direkt Insurance Company                   Germany                                  Life Insurance Company

**  Nationwide Life Insurance Company                  Ohio                                   Life Insurance Company




                                    65 of 79

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                   (SEE ATTACHED CHART)
                                                    STATE OF         UNLESS OTHERWISE
                     COMPANY                      ORGANIZATION           INDICATED            PRINCIPAL BUSINESS
**  Nationwide Property Management, Inc.               Ohio                                   Owns, leases, manages and
                                                                                              deals in Real Property.

**  MRM Investments, Inc.                              Ohio                                   Owns and operates a
                                                                                              Recreational Ski Facility

**  National Casualty Company                        Michigan                                 Insurance Company

**  Nationwide Financial Services, Inc.                Ohio                                   Registered Broker-Dealer,
                                                                                              Investment Manager and
                                                                                              Administrator

*   Nationwide Separate Account Trust             Massachusetts                               Investment Company

*   Nationwide Investing Foundation II            Massachusetts                               Investment Company

*   Financial Horizons Investment Trust           Massachusetts                               Investment Company

    PEBSCO Securities Corp.                          Oklahoma                                 Registered Broker-Dealer in
                                                                                              Deferred Compensation
                                                                                              Market

**  National Premium and Benefit                     Delaware                                 Insurance Administrative
    Administration Company                                                                    Services

    Public Employees Benefit Services                Delaware                                 Marketing and
    Corporation                                                                               Administration of Deferred
                                                                                              Employee Compensation Plans
                                                                                              for Public Employees

    PEBSCO of Massachusetts Insurance             Massachusetts                               Markets and Administers
    Agency, Inc.                                                                              Deferred Compensation Plans
                                                                                              for Public Employees




                                    66 of 79

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                (SEE ATTACHED CHART)
                                                 STATE OF         UNLESS OTHERWISE
                     COMPANY                   ORGANIZATION           INDICATED           PRINCIPAL BUSINESS
Public Employees Benefit Services                Alabama                                  Markets and Administers
Corporation of Alabama                                                                    Deferred Compensation Plans
                                                                                          for Public Employees

Public Employees Benefit Services                Montana                                  Markets and Administers
Corporation of Montana                                                                    Deferred Compensation Plans
                                                                                          for Public Employees

PEBSCO of Texas, Inc.                             Texas                                   Markets and Administers
                                                                                          Deferred Compensation Plans
                                                                                          for Public Employees

Public Employees Benefit Services                Arkansas                                 Markets and Administers
Corporation of Arkansas                                                                   Deferred Compensation Plans
                                                                                          for Public Employees

Public Employees Benefit Services               New Mexico                                Markets and Administers
Corporation of New Mexico                                                                 Deferred Compensation Plans
                                                                                          for Public Employees

Wausau Lloyds                                     Texas                                   Texas Lloyds Company

Wausau Service Corporation                      Wisconsin                                 Holding Company

American Marine Underwriters, Inc.               Florida                                  Underwriting Manager

Greater La Crosse Health Plans, Inc.            Wisconsin                                 Writes Commercial Health
                                                                                          and Medicare Supplement
                                                                                          Insurance
Wausau Business Insurance Company                Illinois                                 Insurance Company

Wausau Preferred Health Insurance               Wisconsin                                 Insurance and Reinsurance
Company                                                                                   Company

Wausau Insurance Co. Limited (U.K.)           United Kingdom                              Insurance and Reinsurance
                                                                                          Company
Wausau Underwriters Insurance Company           Wisconsin                                 Insurance Company

Employers Life Insurance Company of             Wisconsin                                 Life Insurance Company
Wausau




                                    67 of 79

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                 (SEE ATTACHED CHART)
                                                 STATE OF         UNLESS OTHERWISE
           COMPANY                             ORGANIZATION           INDICATED           PRINCIPAL BUSINESS
Employers Insurance of Wausau                   Wisconsin                                 Insurance Company
A Mutual Company

Wausau General Insurance Company                 Illinois                                 Insurance Company

Countrywide Services Corporation                 Delaware                                 Products Liability,
                                                                                          Investigative and Claims
                                                                                          Management Services

Wausau International Underwriters               California                                Special Risks, Excess and
                                                                                          Surplus Lines Insurance
                                                                                          Underwriting Manager

Companies Agency, Inc. (Wisconsin)              Wisconsin                                 Insurance Broker

Companies Agency Insurance Services of          California                                Insurance Broker
California, Inc.

Companies Agency of Idaho, Inc.                   Idaho                                   Insurance Broker

Key Health Plan, Inc.                           California                                Pre-paid health plans

Pension Associates of Wausau, Inc.              Wisconsin                                 Pension plan
                                                                                          administration, record
                                                                                          keeping and consulting and
                                                                                          compensation consulting
Companies Agency of Phoenix, Inc.                Arizona                                  Insurance Broker

Companies Agency of Illinois, Inc.               Illinois                                 Acts as Collection Agent
                                                                                          for Policies placed through
                                                                                          Brokers

Companies Agency of Kentucky, Inc.               Kentucky                                 Insurance Broker

Companies Agency of Alabama, Inc.                Alabama                                  Insurance Broker

Companies Agency of Pennsylvania, Inc.         Pennsylvania                               Insurance Broker

Companies Agency of Massachusetts, Inc.       Massachusetts                               Insurance Broker




                                    68 of 79

                                                                      NO. VOTING
                                                                      SECURITIES
                                                                 (SEE ATTACHED CHART)
                                                 STATE OF         UNLESS OTHERWISE
                     COMPANY                   ORGANIZATION           INDICATED           PRINCIPAL BUSINESS
Companies Agency of New York, Inc.               New York                                 Insurance Broker


Nationwide Financial Institution                Oklahoma                                  Life Insurance Agency
Distributors Agency of Oklahoma, Inc.



Nationwide Financial Institution                 Delaware                                 Insurance Agency
Distributors Agency, Inc.



Nationwide Financial Institution                   Ohio                                   Insurance Agency
Distributors Agency of Ohio, Inc.


Landmark Financial Services of New York,         New York                                 Life Insurance Agency
Inc.


Nationwide Financial Institution                 Alabama                                  Life Insurance Agency
Distributors Agency of Alabama, Inc.


Financial Horizons Securities                    Oklahoma                                 Broker Dealer
Corporation

Affiliate Agency of Ohio, Inc.                     Ohio                                   Life Insurance Agency

Affiliate Agency, Inc.                           Delaware                                 Life Insurance Agency

NEA Valuebuilder Investor Services, Inc.         Delaware                                 Life Insurance Agency

NEA Valuebuilder Investor Services of            Alabama                                  Life Insurance Agency
Alabama, Inc.

NEA Valuebuilder Investor Services of         Massachusetts                               Life Insurance Agency
Massachusetts, Inc.

NEA Valuebuilder Investor Services of              Ohio                                   Life Insurance Agency
Ohio, Inc.

NEA Valuebuilder Investor Services of             Texas                                   Life Insurance Agency
Texas, Inc.

NEA Valuebuilder Investor Services of            Oklahoma                                 Life Insurance Agency
Oklahoma, Inc.


Nationwide Financial Institution                  Texas                                   Life Insurance Agency
Distributors Agency of Texas, Inc.


Colonial General Insurance Agency, Inc.          Arizona                                  Insurance Agency

The Beak and Wire Corporation                      Ohio                                   Radio Tower Joint Venture
Video Eagle, Inc.                                  Ohio                                   Operates Several Video
                                                                                          Cable Systems




                                    69 of 79

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                   (SEE ATTACHED CHART)
                                                    STATE OF         UNLESS OTHERWISE
                     COMPANY                      ORGANIZATION           INDICATED            PRINCIPAL BUSINESS
*   MFS Variable Account                              Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide Multi-Flex Variable Account            Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide Variable Account-II                    Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide Variable Account                       Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide DC Variable Account                    Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Separate Account No. 1                            Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide VLI Separate Account                   Ohio          Nationwide Life           Issuer of Life Insurance
                                                                    Separate Account          Contracts

*   Nationwide Variable Account-3                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide VLI Separate Account-2                 Ohio          Nationwide Life           Issuer of Life Insurance
                                                                    Separate Account          Contracts

*   Nationwide VA Separate Account-A                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                    Annuity Separate
                                                                    Account

*   Nationwide Variable Account-4                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide Variable Account-5                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   NACo Variable Account                             Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide VLI Separate Account-3                 Ohio          Nationwide Life           Issuer of Life Insurance
                                                                    Separate Account          Contracts

*   Nationwide VL Separate Account-A                  Ohio          Nationwide Life and       Issuer of Life Insurance
                                                                    Annuity Separate          Contracts
                                                                    Account

*   Nationwide Variable Account-6                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account

*   Nationwide Fidelity Advisor Variable              Ohio          Nationwide Life           Issuer of Annuity Contracts
    Account                                                         Separate Account

*   Nationwide VA Separate Account-C                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                    Annuity Separate
                                                                    Account

*   Nationwide VA Separate Account-B                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                    Annuity Separate
                                                                    Account

*   Nationwide VA Separate Account-Q                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                    Annuity Separate
                                                                    Account

*   Nationwide Variable Account-8                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                    Separate Account





                                    70 of 79

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                                                                                |=================================
|                         Contribution Note          Cost                                        |
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________               _____________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |             |                     |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |             |                     |
   |                               |    |                                |             |    WAUSAU LLOYDS    |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |             |                     |
   |  -------------   Shares       |    |   -------------   Shares       |=============|                     |
   |                               |    |                                |             |                     |
   |                  Cost         |    |                   Cost         |             |                     |
   |                  ----         |    |                   ----         |             |    A TEXAS LLOYDS   |
   |  Employers--                  |    |   Employers--                  |             |                     |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |             |                     |
   |_______________________________|    |________________________________|             |_____________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  5,900,000    |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $11,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $24,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |          OF PHOENIX          |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |   UNDERWRITERS, INC. (AMU)   |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |          (WISCONSIN)         |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           | NATIONWIDE ENTERPRISE INSURANCE |
                                                                                           |            FOUNDATION           |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|


    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
===|           NATIONWIDE MUTUAL             |=============================================|     NATIONWIDE MUTUAL     |
   |              (CASUALTY)                 |                                             |            FIRE           |
   |_________________________________________|                                             |___________________________|
                  |               | |   |__________________________________________________________________  :
                  |               | |   |                                                                  | :
    ______________|__________     | |   |    _____________________________                    _____________|_:____________________
   |       ALLNATIONS        |    | |   |   |         NATIONWIDE          |                  |            NATIONWIDE              |
   |                         |    | |   |   |           GENERAL           |                  |            CORPORATION             |
   | Common Stock:  2,939    |    | |   |   |                             |                  |                                    |
   | -------------  Shares   |    | |   |   | Common Stock: 20,000 Shares |                  | Common Stock:           Control    |
   |                         |    | |   |___| -------------               |                  | -------------           -------    |
   |                  Cost   |    | |   |   |                             |                  | $13,092,790             100%       |
   |                  ----   |    | |   |   |                Cost         |                  |                                    |
   | Casualty-26%    $88,320 |    | |   |   |                ----         |                  |          Shares      Cost          |
   | Fire-26%        $88,463 |    | |   |   | Casualty-100%  $5,944,422   |                  |          -----       ----          |
   |_________________________|    | |   |   |_____________________________|                  | Casualty $12,443,280  $710,293,557 |
                                  | |   |                                                    | Fire         649,510    24,007,936 |
    _________________________     | |   |    _____________________________                   |                                    |
   |      FARMLAND MUTUAL    |    | |   |   |     NATIONWIDE PROPERTY     |                  |           (See Page 2)             |
   |     INSURANCE COMPANY   |    | |   |   |        AND CASUALTY         |                  |____________________________________|
   |                         |    | |   |   |                             |
   | Guaranty Fund           |____| |   |   | Common Stock: 60,000 Shares |
   | -------------           |______|   |___| -------------               |
   | Certificate             |          |   |                             |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |     COLONIAL INS. CO.       |
    _______________|___________         |   |      OF CALIFORNIA          |
   |          F & B, INC.      |        |   |                             |
   |                           |        |   | Common Stock: 1,750 Shares  |
   | Common Stock:    1 Share  |        |___| -------------               |
   | -------------             |        |   |                             |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |         SCOTTSDALE          |      |     COLONIAL GENERAL     |
       |       FARMLAND LIFE        |   |   |     INSURANCE COMPANY       |      |  INSURANCE AGENCY, INC.  |
       |     INSURANCE COMPANY      |   |   |                             |      |                          |
       |                            |   |   | Common Stock: 30,136 Shares |      | Common Stock: 1 Share    |
       | Common Stock:  1,000,000   |___|___| -------------               |______| ------------             |
       | -------------  Shares      |   |   |                             |      |                          |
       |                            |   |   |                Cost         |      |              Cost        |
       |                Cost        |   |   |                ----         |      |              ----        |
       |                ----        |   |   | Casualty-100%  $150,000,000 |      | Scottsdale-  $1,082,336  |
       | Casualty-100%  $23,826,196 |   |   |_____________________________|      | 100%                     |
       |____________________________|   |                                        |__________________________|

























                                        |    _____________________________
                                        |   |   NATIONWIDE AGRIBUSINESS   |
                                        |   |          INS. CO.           |
                                        |   |                             |
                                        |   | Common Stock:  1,000,000    |
                                        |   | -------------  Shares       |
                                        |   |                             |
                                        |___| Casualty-       Cost        |
                                        |   | 99.9%           ----        |
                                        |   |                 $26,300,981 |
                                        |   | Other Capital:              |
                                        |   | Casualty-                   |
                                        |   | Ptd.            $713,567    |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________                      ______________________________
                                        |   |    NECKURA HOLDING CO.      |                    |          NECKURA             |
                                        |   |        (NECKURA)            |                    |        INSURANCE CO.         |
                                        |   |                             |                    |                              |
                                        |   | Common Stock: 10,000 Shares |                    | Common Stock: 6,000 Shares   |
                                        |___| -------------               |____________________| -------------                |
                                        |   |                             |               |    |                              |
                                        |   |                 Cost        |               |    |               Cost           |
                                        |   |                 ---         |               |    |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |    | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |    |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |    AUTO INSURANCE CO.       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS SERVICE       |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIRECT          |
                                        |                                                 |     |        INSURANCE CO.        |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |          DEVELOPMENT        |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |











                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |          INDEMNITY          |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |    NATIONWIDE INDEMNITY     |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |      | Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |______|                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty       $5,000,000   |      | Colonial $500,000        |
                                        |   | 100%                        |      | Lone Star 150,000        |
                                        |   |_____________________________|      |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      CASH MANAGEMENT        |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________        __________________________
                                        |   |          CALIFORNIA         |      |      VIDEO EAGLE INC.    |
                                        |   |       CASH MANAGEMENT       |      |                          |
                                        |   |                             |      | Common Stock: 750 Shares |
                                        |   | Common Stock:  90 Shares    |      | -------------            |
                                        |___| -------------               |  ____|                          |
                                        |   |                             |  |   |              Cost        |
                                        |   |                Cost         |  |   |              ----        |
                                        |   |                ----         |  |   | NW Comm.-    $0          |
                                        |   | Casualty-100%  $9,000       |  |   | 100%                     |
                                        |   |_____________________________|  |   |__________________________|
                                        |                                    |
                                        |                                    |











                                        |                                    |
                                        |    _____________________________   |    __________________________
                                        |   |          NATIONWIDE         |  |   |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS INC.     |  |   |     WIRE CORPORATION     |
                                        |   |                             |  |   |                          |
                                        |   | Common Stock: 14,750 Shares |  |   | Common Stock: 750 Shares |
                                        |___| -------------               |__|___| -------------            |
                                            |                             |      |                          |
                                            |                Cost         |      |           Cost           |
                                            |                ----         |      |           ----           |
                                            | Casualty-100%  $11,510,000  |      | NW Comm-  $531,000       |
                                            |                             |      | 100%                     |
                                            | Other Capital:              |      |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Associated Companies     - Dotted Line
                                                                                          Contractural Association - Double Line

                                                                                                          December 31, 1994

                                       71 of 79

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)

                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|__________________
                                                                                          |       NATIONWIDE LIFE        |
                                                                                          | Common Stock: 3,814,779      |
                                                                                          | ------------- Shares         |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $909,179,664    |
                                                                                          |______________________________|
                                                                                                      |
                     _________________________________________________________________________________|
                    |                                      |                      |
        ____________|____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE       |             |     NATIONAL CASUALTY     |      |       |      FINANCIAL HORIZONS      |
       |    FINANCIAL SERVICES   |             | Common Stock: 100 Shares  |      |       |              LIFE            |
       | Common Stock: 7,676     |             | -------------             |      |       | Common Stock: 66,000         |
 ______| ------------- Shares    |        _____|                           |      |_______| ------------- Shares         |
|  ____|               Cost      |       |     |               Cost        |      |       | NW Life-       Cost          |
| |    |               ----      |       |     |               ----        |      |       | 100%           ----          |
| |    | NW Life-100% $5,996,261 |       |     | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
| |    |_________________________|       |     |___________________________|      |       |______________________________|
| |                                      |                 | |                    |
| |     _________________________        |      ___________|_|_____________       |
| |    |        NATIONWIDE       |       |     |                           |      |
| |    |    INVESTOR SERVICES    |       |     |                           |      |
| |    | Common Stock: 5 Shares  |       |     |       NCC OF AMERICA,     |      |
| |____| -------------           |       |     |      INC. (INACTIVE)      |      |        ______________________________
| |    |                         |       |     |                           |      |       |        WEST COAST LIFE       |
| |    | NW Fin. Serv.- Cost     |       |     |                           |      |       | Common Stock: 1,000,000      |
| |    |    100%        ----     |       |     |                           |      |       | ------------- Shares         |
| |    |                $5,000   |       |     |                           |      |_______|               Cost           |
| |    |_________________________|       |     |___________________________|      |       |               ----           |
| |                                      |                                        |       | NW Life-100%  $92,762,014    |
| |     _________________________        |      ___________________________       |       |______________________________|
| |    |        NATIONWIDE       |       |     |     HICKEY-MITCHELL       |      |
| |    |        INVESTING        |       |     |    INSURANCE AGENCY       |      |
| |    |       FOUNDATION        |       |     | Common Stock: 101 Shares  |      |
| |____|                         |       |_____|  -----------              |      |
|  ____|                         |             |                           |      |        ______________________________
| |    |                         |             |                Cost       |      |       | EMPLOYERS LIFE INSURANCE CO. |
| |    |                         |             |                ----       |      |       |        OF WAUSAU (EL)        |
| |    |   COMMON LAW TRUST      |             | Nat. Cas.-100% $4,701,200 |      |       |                              |
| |    |_________________________|             |___________________________|      |       | Common Stock: 250,000 Shares |
| |                                                         |                     |_______| -------------                |
| |     _________________________               ____________|______________       |       |                ----          |
| |    |        NATIONWIDE       |             |     NATIONAL PREMIUM &    |      |       | NW Life-100%   $165,627,416  |
| |    |        INVESTING        |             |  BENEFIT ADMINISTRATION   |      |       |______________________________|
| |____|        FOUNDATION II    |             | Common Stock: 10,000      |      |                    |
|  ____|                         |             | ------------  Shares      |      |                    |
| |    |                         |             |                Cost       |      |                    |
| |    |                         |             | Hickey-        ----       |      |         ___________|_________________
| |    |    COMMON LAW TRUST     |             | Mitchell-100%  $1,319,469 |      |        |       WAUSAU PREFERRED      |
| |    |_________________________|             |___________________________|      |        |        HEALTH INS. CO.      |
| |                                                                               |        |                             |
| |                                                                               |        | Common Stock: 200 Shares    |
| |     _________________________                                                 |        | -------------               |
| |    |       NATIONWIDE        |                                                |        |  EL -- 100%   Cost          |
| |____|    SEPARATE ACCOUNT     |                                                |        |               ----          |
|  ____|          TRUST          |                                                |        |              $51,413,193    |
| |    |    COMMON LAW TRUST     |                                                |        |_____________________________|
| |    |_________________________|                                                |










| |                                                                               |
| |                                                                               |
| |     _________________________                                                 |
| |    |   FINANCIAL HORIZONS    |                                                |        ______________________________
| |____|    INVESTMENT TRUST     |                                                |       |           NATIONWIDE         |
|______|         TRUST           |                                                |       |      PROPERTY MANAGEMENT     |
       |    COMMON LAW TRUST     |                                                |       | Common Stock: 59 Shares      |
       |_________________________|                                                |_______| -------------                |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       |                ----          |
                                                                                  |       | NW Life-100%   $1,907,896    |
                                                                                  |       |______________________________|
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |        ____________|_________________
                                                                                  |       |     MRM INVESTMENTS, INC.    |
                                                                                  |       | Common Stock: 1 Share        |
                                                                                  |       | ------------                 |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       | Nat. Prop.     ----          |
                                                                                  |       | Mgmt.-100%     $550,000      |
                                                                                  |       |______________________________|
                                                                                  |
                                                                                  |
                                                                                  |        ___________________________
                                                                                  |       |        NWE, INC.          |
                                                                                  |       |                           |
                                                                                  |       | Common Stock: 100 Shares  |
                                                                                  |_______|                           |
                                                                                          | NW Life-100% Cost         |
                                                                                          |              ----         |
                                                                                          |             $35,971,375   |
                                                                                          |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|              (CASUALTY)               |___________________________________________________________
                                |                                       |
                                |_______________________________________|
                                                    |               _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                  __________________|______________|___
                                 |        NATIONWIDE CORPORATION       |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,092,790         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty  $12,443,280  $710,293,557 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_______________                        _____________|_____________                 ____________|______________
       |     PUBLIC EMPLOYEES      |                      |      GATES, McDONALD      |               |    FINANCIAL HORIZONS     |
       |    BENEFIT SERV. CORP.    |                      |      & COMPANY (GATES)    |               |  DISTRIBUTORS AGY., INC.  |
 ______| Common Stock: 236,494     |                      | Common Stock: 254 Shares  |               | Common Stock: 1,000 Shares|
|  ____| ------------- Shares      |                      | -------------             |___       _____| -------------             |
| |    |               Cost        |                      |                           |   |     |  ___|                           |
| |    | NW Corp.-     ----        |                      |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $12,830,936 |                      |               ----        |   |     | |   | NW Corp.      ----        |
| |    |___________________________|                      | MW Corp.-     $22,126,323 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |   GATES, McDONALD & Co.   |   |     | |    ___________________________
| |    |     PEBSCO SECURITIES     |                      |        OF NEW YORK        |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.           |                      | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000       |                      | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | ------------- Shares      |                      |                           |   |     | |___| Common Stock: 10,000      |
| |    |                  Cost     |                      |                Cost       |   |     | |   |  -----------  Shares      |
| |    | Pub. Emp. Ben.   ----     |                      |                ----       |   |     | |   |               Cost        |
| |    | Serv.Corp.-100%  $25,000  |                      | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |___________________________|                      |                           |   |     | |   | FHDAI-100%    $100        |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |  GATES, McDONALD & Co.    |   |     | |
| |    |          PEBSCO OF        |                      |         OF NEVADA         |   |     | |    ___________________________
| |    |         NEW MEXICO        |                      |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    | Common Stock: 1,000       |                      |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____| ------------- Shares      |                      |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost    |                      |   Gates-100%    Cost      |         | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.    ----    |                      |                 ----      |         | |   | ------------- Shares      |
| |    | Serv.Corp.-100%   $1,000  |                      |                 $93,750   |         | |   |               Cost        |
| |    |___________________________|                      |___________________________|         | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $10,100     |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |
| |    |         ARKANSAS          |                                                            | |    ___________________________
| |    | Common Stock: 50,000      |                                                            | |   |    FINANCIAL HORIZONS     |
| |____| ------------- Shares      |                                                            | |   |      SECURITIES CORP.     |
| |    |                  Cost     |                                                            | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.   ----     |                                                            | |   | ------------- Shares      |
| |    | Serv.Corp. 100%  $500     |                                                            | |   |               Cost        |
| |    |___________________________|                                                            | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $153,000    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                             ___________________________    | |
| |    |          MONTANA          |                            |  AFFILIATE AGENCY, INC.   |   | |    ___________________________
| |____| Common Stock: 500         |                            |                           |   | |   |                           |
| |    | ------------- Shares      |                            |  Common Stock: 100 Shares |__ | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                            |                           |   | |___|        DISTRIBUTORS       |
| |    | Pub. Emp. Ben.    ----    |                            |   FHDAI-100%    Cost      |   |  ___|       AGENCY OF TEXAS,    |
| |    | Serv.Corp.-100%  $500     |                            |                 ----      |   | |   |            INC.           |
| |    |___________________________|                            |                 $100      |   | |   |___________________________|
| |                                                             |___________________________|   | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |          ALABAMA          |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 100,000     |                                                            |  ___|      DISTRIBUTORS AGY.    |
| |    | ------------- Shares      |                                                            | |   |         OF OHIO, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.   ----     |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |       MASSACHUSETTS       |                                                            | |   |                           |
| |    |   INSURANCE AGENCY, INC.  |                                                            | |___|    FINANCIAL HORIZONS     |
| |____| Common Stock: 1,000       |                                                            |  ___|     DISTRIBUTORS AGY.     |
| |    | ------------- Shares      |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.    -----   |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____          AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |           TEXAS           |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)

                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|             FIRE (FIRE)               |
                      |                                       |
                      |_______________________________________|
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _|












____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |      INHEALTH, INC.       |
          |  INVESTOR SERVICES, INC.  |          |     | Common Stock: 100         |
   _______| Common Stock: 500         |          |     | ------------  Shares      |
  |  _____| ------------- Shares      |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $12,046,413 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         NATIONWIDE        |
  | |     |     INVESTOR SERVICES     |          |     |        HEALTH CARE        |
  | |_____|      OF ALABAMA, INC.     |          |_____| Common Stock: 15 Shares   |
  | |     | Common Stock: 500         |           _____| ------------              |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW Corp.-     ----        |
  | |     | NEA-100%      $5,000      |          |     | 100%          $16,850,000 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |       INHEALTH MGT.       |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |     |        OF OHIO, INC.      |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 100         |          |_____| -------------             |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               -----       |          |     | NW Health     ----        |
  | |     | NEA-91%       $5,000      |          |     | Care-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |                           |          |     |         INHEALTH          |
  | |     |                           |          |     |        AGENCY, INC.       |
  | |     |      NEA VALUEBUILDER     |          |     | Common Stock: 99 Shares   |
  | |_____|     INVESTOR SERVICES     |          |_____| -------------             |
  | |     |       OF TEXAS, INC.      |                |               Cost        |
  | |     |                           |                | NW Health     ----        |
  | |     |                           |                | Corp.-99%   $116,077      |
  | |     |___________________________|                |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|





Subsidiary Companies     --  Solid Line
Associated Companies     --  Dotted Line
Contractual Association  --  Double Line

December 31, 1994
                                    Page 2

                                    72 of 79

Item 27.      NUMBER OF CONTRACT OWNERS

              Not Applicable.

Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Financial Services, Inc. ("NFS") acts as
                  general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.


                  NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.




                                    73 of 79

(b)                         NATIONWIDE FINANCIAL SERVICES, INC.
                                 DIRECTORS AND OFFICERS

                                                        POSITIONS AND OFFICES
        NAME AND BUSINESS ADDRESS                          WITH UNDERWRITER
         Lewis J. Alphin                                        Director
         519 Bethel Church Road
         Mount Olivet, NC  28365

         Willard J. Engel                                       Director
         1100 E. Main Street
         Marshall, MN 56258

         Fred C. Finney                                         Director
         1558 West Moreland Road
         Wooster, OH  44691


                                    74 of 79

(b)                         NATIONWIDE FINANCIAL SERVICES, INC.
                                 DIRECTORS AND OFFICERS

         Peter F. Frenzer                                      Vice Chairman, President
         One Nationwide Plaza                                        and Director
         Columbus, OH  43215

         Charles L. Fuellgraf, Jr.                                     Director
         600 South Washington Street
         Butler, PA  16001

         Henry S. Holloway                                             Director
         1247 Stafford Road
         Darlington, MD  21034

         Gordon E. McCutchan                               Executive Vice President-Law and
         One Nationwide Plaza                               Corporate Services and Director
         Columbus, OH  43215

         D. Richard McFerson                                         President and
         One Nationwide Plaza                             Chief Executive Officer--Nationwide
         Columbus, OH  43215                               Insurance Enterprise and Director

         David O. Miller                                               Director
         115 Sprague Drive
         Hebron, Ohio  43025

         C. Roy Noecker                                                Director
         2770 State Route 674 South
         Ashville, OH 43103

         James F. Patterson                                            Director
         8765 Mulberry Road
         Chesterland, OH  44026

         Robert H. Rickel                                              Director
         P.O. Box 319
         Bayview, ID  83803

         Arden L. Shisler                                              Director
         2724 West Lebanon Road
         Dalton, OH  44618

         Robert L. Stewart                                             Director
         88740 Fairview Road
         Jewett, OH  43986

         Nancy C. Thomas                                               Director
         10835 Georgetown Street NE
         Louisville, OH  44641

         Harold W. Weihl                                  Chairman of the Board of Directors
         14282 King Road
         Bowling Green, OH  43402

         W. Sidney Druen                                       Senior Vice President and
         One Nationwide Plaza                                     General Counsel and
         Columbus, OH  43215                                      Assistant Secretary

         Robert A. Oakley                                     Executive Vice President -
         One Nationwide Plaza                                   Chief Financial Officer
         Columbus, OH  43215




                                    75 of 79

(b)                         NATIONWIDE FINANCIAL SERVICES, INC.
                                 DIRECTORS AND OFFICERS

         James F. Laird, Jr.                               Vice President and General
         One Nationwide Plaza                                 Manager and Treasurer
         Columbus, OH  43215

         Peter J. Neckermann                                     Vice President
         One Nationwide Plaza
         Columbus, OH  43215

         Harry S. Schermer                                Vice President - Investments
         One Nationwide Plaza
         Columbus, OH  43215

         Rae I. Mercer                                              Secretary
         One Nationwide Plaza
         Columbus, OH  43215


(c)              NAME OF       NET UNDERWRITING    COMPENSATION ON
                PRINCIPAL        DISCOUNTS AND      REDEMPTION OR       BROKERAGE
               UNDERWRITER       COMMISSIONS        ANNUITIZATION      COMMISSIONS      COMPENSATION
               -----------       -----------        -------------      -----------      ------------
               Nationwide            N/A                 N/A               N/A              N/A
                Financial
                Services,
                  Inc.




                                    76 of 79

Item 30.     LOCATION OF ACCOUNTS AND RECORDS


             Gary E. Berndt
             Nationwide Life and Annuity Insurance Company
             One Nationwide Plaza
             Columbus, OH  43216


Item 31.     MANAGEMENT SERVICES

             Not Applicable

Item 32.     UNDERTAKINGS

             The Registrant hereby undertakes to:

             (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).




                                    77 of 79

                                   Offered by
                  Nationwide Life and Annuity Insurance Company





                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY




                        Nationwide VA Separate Account-B

                  Individual Deferred Variable Annuity Contract




                                   PROSPECTUS




                                  July 1, 1995

























                                    78 of 79

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 4th day of January, 1996.

                                    NATIONWIDE VA SEPARATE ACCOUNT-B
                         -------------------------------------------------------
                                              (Registrant)

                              NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                         -------------------------------------------------------
                                              (Depositor)


                                           By/s/JOSEPH P. RATH
                         -------------------------------------------------------
                                             Joseph P. Rath
                                           Vice President and
                                        Associate General Counsel



    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 4th day of January, 1996.

             SIGNATURE                                  TITLE
LEWIS J. ALPHIN                                        Director
-------------------------------
Lewis J. Alphin

WILLARD J. ENGEL                                       Director
-------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
-------------------------------
Fred C. Finney

PETER F. FRENZER                              President/Chief Operating
-------------------------------                  Officer and Director
Peter F. Frenzer

CHARLES L. FUELLGRAF, JR.                              Director
-------------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                               Chairman of the Board
-------------------------------                      and Director
Henry S. Holloway

D. RICHARD MCFERSON                      Chief Executive Officer and Director
-------------------------------
D. Richard McFerson

DAVID O. MILLER                                        Director
-------------------------------
David O. Miller

C. RAY NOECKER                                         Director
-------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President-
-------------------------------                Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                     Director                        By/s/JOSEPH P. RATH
-------------------------------                                                   -----------------------------
James F. Patterson                                                                       Joseph P. Rath
                                                                                         Attorney-in-Fact
ROBERT H. RICKEL                                       Director
-------------------------------
Robert H. Rickel

ARDEN L. SHISLER                                       Director
-------------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
-------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
-------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                        Director
-------------------------------
Harold W. Weihl


                                    79 of 79